Prospectus                                      [RiverSource Investments Logo]

RiverSource(SM)
Portfolio Builder Series

Prospectus April 1, 2005

Amended as of Oct. 3, 2005

> This prospectus describes six funds, each of which invests in other RiverSource funds. The objective of each fund is the highest level of total return that is consistent with an acceptable level of risk.

RiverSource Portfolio Builder Conservative Fund (formerly AXP(R) Portfolio Builder Conservative Fund)

RiverSource Portfolio Builder Moderate Conservative Fund (formerly AXP(R) Portfolio Builder Moderate Conservative Fund)

RiverSource Portfolio Builder Moderate Fund (formerly AXP(R) Portfolio Builder Moderate Fund)

RiverSource Portfolio Builder Moderate Aggressive Fund (formerly AXP(R) Portfolio Builder Moderate Aggressive Fund)

RiverSource Portfolio Builder Aggressive Fund (formerly AXP(R) Portfolio Builder Aggressive Fund)

RiverSource Portfolio Builder Total Equity Fund (formerly AXP(R) Portfolio Builder Total Equity Fund)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.

Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents

The Fund                                                                      3p

Objective                                                                     3p

Principal Investment Strategies                                               3p

Principal Risks                                                               4p

Past Performance                                                              5p

Fees and Expenses                                                             6p

Other Investment Strategies and Risks                                        11p

Fund Management and Compensation                                             12p

Buying and Selling Shares                                                    15p

Transactions Through Unaffiliated Financial Intermediaries                   15p

Valuing Fund Shares                                                          15p

Investment Options                                                           16p

Purchasing Shares                                                            17p

Sales Charges                                                                19p

Exchanging/Selling Shares                                                    22p

Distributions and Taxes                                                      25p

Dividends and Capital Gain Distributions                                     25p

Reinvestments                                                                25p

Taxes                                                                        25p

Financial Highlights                                                         26p

Appendix A: Underlying Funds -- Investment Objectives and Strategies         38p

Appendix B: Underlying Funds -- Risks                                        45p

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express), and is now a separate public company, trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Fund and is the parent company of the Fund's investment manager, RiverSource Investments, LLC; the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation); and the Fund's custodian, Ameriprise Trust Company (formerly American Express Trust Company). On Oct. 1, 2005, the Fund changed its name, such that it no longer bears the AXP(R) brand. The Fund now bears the RiverSource(SM) brand. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

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

The Fund

OBJECTIVE

The objective of each Fund is the highest level of total return that is consistent with an acceptable level of risk. The following paragraphs compare the Funds' levels of risk and return relative to one another.

   RiverSource Portfolio Builder Conservative Fund is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk. The Fund invests primarily in fixed income securities and may be most appropriate for investors with a shorter investment horizon.

   RiverSource Portfolio Builder Moderate Conservative Fund is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund invests primarily in fixed income securities and also invests a moderate amount in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate investment horizon.

   RiverSource Portfolio Builder Moderate Fund is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of fixed income and equity securities and may be most appropriate for investors with an intermediate investment horizon.

   RiverSource Portfolio Builder Moderate Aggressive Fund is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund invests primarily in equity securities and also invests a moderate amount in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

   RiverSource Portfolio Builder Aggressive Fund is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in equity securities and also invests a small amount in fixed income securities. The Fund may be most appropriate for investors with a longer investment horizon.

   RiverSource Portfolio Builder Total Equity Fund is designed for investors seeking the highest level of total return that is consistent with a very aggressive level of risk. The Fund invests primarily in equity securities and may be most appropriate for investors with a long-term investment horizon.

Because any investment involves risk, achieving a Fund's objective cannot be guaranteed.

RiverSource Portfolio Builder Conservative Fund, RiverSource Portfolio Builder Moderate Conservative Fund, RiverSource Portfolio Builder Moderate Fund, RiverSource Portfolio Builder Moderate Aggressive Fund, RiverSource Portfolio Builder Aggressive Fund and RiverSource Portfolio Builder Total Equity Fund are singularly and collectively, where context requires, referred to as either the Fund or the Funds. The RiverSource funds in which the Funds invest are referred to as the underlying funds.

PRINCIPAL INVESTMENT STRATEGIES

The Funds are intended for investors who prefer to have their asset allocation and fund selection decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several different underlying funds, the Funds seek to diversify asset categories and management styles in order to minimize the risks inherent in investing in a single fund.

Each Fund's recommended portfolio is created by RiverSource Investments using the following allocation process.

Asset Classes: The Capital Markets Committee, a group of RiverSource Investments investment professionals, provides initial guidance with respect to strategic asset allocation among the three main asset classes; equity, fixed income and cash. The Asset Allocation Committee comprised of three members of the portfolio management team, next determines what percentage of each Fund's assets should be invested in these three asset classes.

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

The mix of asset classes provides the first level of diversification for each Fund. Under normal market conditions, the following table shows the ranges within which the Asset Allocation Committee will make recommendations. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges.

                                                  Asset Class
Fund                                Equity       Fixed Income        Cash
Conservative Fund                  15-25%           65-75%           5-15%
Moderate Conservative Fund         30-40%           55-65%           0-10%
Moderate Fund                      45-55%           45-55%            0-5%
Moderate Aggressive Fund           60-70%           30-40%            0-5%
Aggressive Fund                    75-85%           15-25%            0-5%
Total Equity Fund                 95-100%               0%            0-5%

The next step in the process is to determine allocation among investment categories within each asset class. This process provides the second level of diversification. Equity and fixed income investment categories follow:

o Within the equity allocation, the Asset Allocation Committee seeks to diversify by style (growth, value and core/blend), market capitalization (large, mid, and small cap), and geographic location (both domestic and international). The equity allocation may also include exposure to real estate securities.

o Within the fixed income allocation, the Asset Allocation Committee seeks to diversify by including varying levels of interest rate, term, duration and credit exposure.

Underlying Funds: The Fund Selection Committee, comprised of the full portfolio management team, then selects the underlying funds to represent each investment category. The selection process provides the third level of diversification within both equity and fixed income allocations. The selection of underlying funds is based primarily on the Fund Selection Committee's assessment of what mix of general risk and return characteristics will meet each Fund's goal. When selecting underlying funds, the Fund Selection Committee considers historical performance, risk/return characteristics, and manager tenure. A description of the underlying funds' investment goals and strategies is included in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B.

The Fund Selection Committee monitors the underlying fund selections to ensure that they meet the asset class and investment category allocations over time, may periodically rebalance each Fund's investments in the underlying funds to bring the Funds back within their target ranges. RiverSource Investments, without seeking approval from shareholders, may modify the underlying fund allocations in the Funds or, subject to approval of the Board of Directors (Board), may modify the range of asset class allocations.

A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include:

Affiliated Fund Risk. The risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the Funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

Allocation Risk. The risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

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

Diversification Risk. Although most of the underlying funds are diversified funds, because the Fund invests in a limited number of underlying funds, it is considered a non-diversified fund. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Funds have not had a full calendar year of operation. The Funds began operations on March 4, 2004.

Conservative Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000(R) Index (Russell 3000 Index), as well as to a Blended Index, consisting of 80% Lehman Brothers Aggregate Bond Index, 16% Russell 3000 Index and 4% MSCI EAFE Index.

Moderate Conservative Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 65% Lehman Brothers Aggregate Bond Index, 28% Russell 3000 Index and 7% MSCI EAFE Index.

Moderate Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index and the Russell 3000 Index, as well as to a Blended Index, consisting of 50% Lehman Brothers Aggregate Bond Index, 40% Russell 3000 Index and 10% MSCI EAFE Index.

Moderate Aggressive Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 35% Lehman Brothers Aggregate Bond Index, 52% Russell 3000 Index and 13% MSCI EAFE Index.

Aggressive Fund intends to compare its performance to the Russell 3000 Index and the Lehman Brothers Aggregate Bond Index, as well as to a Blended Index, consisting of 20% Lehman Brothers Aggregate Bond Index, 64% Russell 3000 Index and 16% MSCI EAFE Index.

Total Equity Fund intends to compare its performance to the Russell 3000 Index, as well as to a Blended Index, consisting of 80% Russell 3000 Index and 20% MSCI EAFE Index.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The indexes reflect reinvestment of all distributions and changes in market prices, but exclude brokerage commissions or other fees.

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

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of a Fund. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying funds held by the Fund. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees and pay only a nominal transfer agency fee. Class I shares are available exclusively to certain institutional investors. You may invest in the underlying funds directly. Expenses are based on the Fund's and the underlying funds' most recent fiscal years, adjusted to reflect current fees.

Conservative Fund

Shareholder Fees (fees paid directly from your investment)
                                                                       Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%       none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)      5%          1%         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A    Class B     Class C     Class Y
Management fees                                                        0.08%       0.08%       0.08%       0.08%
Distribution (12b-1) fees                                              0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                      0.59%       0.60%       0.60%       0.68%
Total Fund expenses                                                    0.92%       1.68%       1.68%       0.76%
Fee waiver/expense reimbursement                                       0.33%       0.31%       0.31%       0.34%
Net Fund expenses(d)                                                   0.59%       1.37%       1.37%       0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.70%       0.70%       0.70%       0.70%
Total Fund and underlying fund expenses(f)                             1.29%       2.07%       2.07%       1.12%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.63% for all classes. The "Total Fund and underlying fund expenses" is 1.22% for Class A; 2.00% for Class B; 2.00% for Class C and 1.05% for Class Y.

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

Moderate Conservative Fund

Shareholder Fees (fees paid directly from your investment)

                                                                      Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    4.75%       none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)      5%          1%         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A    Class B     Class C     Class Y
Management fees                                                        0.08%       0.08%       0.08%       0.08%
Distribution (12b-1) fees                                              0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                      0.39%       0.41%       0.44%       0.49%
Total Fund expenses                                                    0.72%       1.49%       1.52%       0.57%
Fee waiver/expense reimbursement                                       0.13%       0.12%       0.15%       0.15%
Net Fund expenses(d)                                                   0.59%       1.37%       1.37%       0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.79%       0.79%       0.79%       0.79%
Total Fund and underlying fund expenses(f)                             1.38%       2.16%       2.16%       1.21%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.72% for all classes. The "Total Fund and underlying fund expenses" is 1.31% for Class A; 2.09% for Class B; 2.09% for Class C and 1.14% for Class Y.

Moderate Fund

Shareholder Fees (fees paid directly from your investment)
                                                                       Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%       none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)      5%          1%         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A    Class B     Class C     Class Y
Management fees                                                        0.08%       0.08%       0.08%       0.08%
Distribution (12b-1) fees                                              0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                      0.30%       0.31%       0.32%       0.39%
Total Fund expenses                                                    0.63%       1.39%       1.40%       0.47%
Fee waiver/expense reimbursement                                       0.04%       0.02%       0.03%       0.05%
Net Fund expenses(d)                                                   0.59%       1.37%       1.37%       0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.84%       0.84%       0.84%       0.84%
Total Fund and underlying fund expenses(f)                             1.43%       2.21%       2.21%       1.26%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.78% for all classes. The "Total Fund and underlying fund expenses" is 1.37% for Class A; 2.15% for Class B; 2.15% for Class C and 1.20% for Class Y.

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

Moderate Aggressive Fund

Shareholder Fees (fees paid directly from your investment)
                                                                       Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%       none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)      5%          1%         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A    Class B     Class C     Class Y
Management fees                                                        0.08%       0.08%       0.08%       0.08%
Distribution (12b-1) fees                                              0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                      0.32%       0.34%       0.33%       0.40%
Total Fund expenses                                                    0.65%       1.42%       1.41%       0.48%
Fee waiver/expense reimbursement                                       0.06%       0.05%       0.04%       0.06%
Net Fund expenses(d)                                                   0.59%       1.37%       1.37%       0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.87%       0.87%       0.87%       0.87%
Total Fund and underlying fund expenses(f)                             1.46%       2.24%       2.24%       1.29%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.82% for all classes. The "Total Fund and underlying fund expenses" is 1.41% for Class A; 2.19% for Class B; 2.19% for Class C and 1.24% for Class Y.

Aggressive Fund

Shareholder Fees (fees paid directly from your investment)
                                                                       Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%       none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)      5%          1%         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A    Class B     Class C     Class Y
Management fees                                                        0.08%       0.08%       0.08%       0.08%
Distribution (12b-1) fees                                              0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                      0.45%       0.46%       0.47%       0.53%
Total Fund expenses                                                    0.78%       1.54%       1.55%       0.61%
Fee waiver/expense reimbursement                                       0.19%       0.17%       0.18%       0.19%
Net Fund expenses(d)                                                   0.59%       1.37%       1.37%       0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.89%       0.89%       0.89%       0.89%
Total Fund and underlying fund expenses(f)                             1.48%       2.26%       2.26%       1.31%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.85% for all classes. The "Total Fund and underlying fund expenses" is 1.44% for Class A; 2.22% for Class B; 2.22% for Class C and 1.27% for Class Y.

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8p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Total Equity Fund

Shareholder Fees (fees paid directly from your investment)
                                                                       Class A    Class B     Class C     Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                                    5.75%       none        none        none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                none(b)      5%          1%         none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class A    Class B     Class C     Class Y
Management fees                                                        0.08%       0.08%       0.08%       0.08%
Distribution (12b-1) fees                                              0.25%       1.00%       1.00%       0.00%
Other expenses(c)                                                      0.50%       0.51%       0.52%       0.58%
Total Fund expenses                                                    0.83%       1.59%       1.60%       0.66%
Fee waiver/expense reimbursement                                       0.24%       0.22%       0.23%       0.24%
Net Fund expenses(d)                                                   0.59%       1.37%       1.37%       0.42%
Total estimated indirect expenses of the underlying funds(e),(f)       0.93%       0.93%       0.93%       0.93%
Total Fund and underlying fund expenses(f)                             1.52%       2.30%       2.30%       1.35%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class A; 1.37% for Class B; 1.37% for Class C and 0.42% for Class Y.

(e) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the underlying funds, is as shown.

(f) The investment manager and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until the end of the underlying funds' next fiscal year. After taking the fee waivers into account, the "Total estimated indirect expenses of the underlying funds" is 0.90% for all classes. The "Total Fund and underlying fund expenses" is 1.49% for Class A; 2.27% for Class B; 2.27% for Class C and 1.32% for Class Y.

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

Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs (based on total Fund and underlying fund expenses) would be:

Conservative Fund              1 year      3 years      5 years     10 years
Class A(a)                      $600        $ 931       $1,286       $2,284
Class B                         $610(b)    $1,013(b)    $1,343(b)    $2,507(d)
Class C                         $210(b)     $ 713       $1,243       $2,697
Class Y                         $114        $ 429        $ 766       $1,722

Moderate Conservative Fund     1 year      3 years      5 years     10 years
Class A(a)                      $609        $ 918       $1,249       $2,185
Class B                         $619(b)    $1,001(b)    $1,310(b)    $2,417(d)
Class C                         $219(b)     $ 707       $1,223       $2,639
Class Y                         $123        $ 416        $ 731       $1,627

Moderate Fund                  1 year      3 years      5 years     10 years
Class A(c)                      $712       $1,010       $1,329       $2,233
Class B                         $624(b)     $ 996(b)    $1,294(b)    $2,375(d)
Class C                         $224(b)     $ 698       $1,198       $2,577
Class Y                         $128        $ 411        $ 714       $1,580

Moderate Aggressive Fund       1 year      3 years      5 years     10 years
Class A(c)                      $715       $1,022       $1,352       $2,283
Class B                         $627(b)    $1,011(b)    $1,322(b)    $2,433(d)
Class C                         $227(b)     $ 709       $1,217       $2,617
Class Y                         $131        $ 422        $ 735       $1,624

Aggressive Fund                1 year      3 years      5 years     10 years
Class A(c)                      $717       $1,054       $1,414       $2,427
Class B                         $629(b)    $1,042(b)    $1,381(b)    $2,569(d)
Class C                         $229(b)     $ 744       $1,285       $2,767
Class Y                         $133        $ 456        $ 802       $1,779

Total Equity Fund              1 year      3 years      5 years     10 years
Class A(c)                      $721       $1,076       $1,454       $2,515
Class B                         $633(b)    $1,064(b)    $1,422(b)    $2,656(d)
Class C                         $233(b)     $ 766       $1,326       $2,853
Class Y                         $137        $ 479        $ 844       $1,874

(a)  Includes a 4.75% sales charge.

(b)  Includes the applicable CDSC.

(c)  Includes a 5.75% sales charge.

(d) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

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10p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

You would pay the following expenses (based on total Fund and underlying fund expenses) if you did not redeem your shares:

Conservative Fund              1 year      3 years      5 years     10 years
Class A(a)                      $600         $931       $1,286       $2,284
Class B                         $210         $713       $1,243       $2,507(c)
Class C                         $210         $713       $1,243       $2,697
Class Y                         $114         $429        $ 766       $1,722

Moderate Conservative Fund     1 year      3 years      5 years     10 years
Class A(a)                      $609         $918       $1,249       $2,185
Class B                         $219         $701       $1,210       $2,417(c)
Class C                         $219         $707       $1,223       $2,639
Class Y                         $123         $422        $ 731       $1,627

Moderate Fund                  1 year      3 years      5 years     10 years
Class A(b)                      $712       $1,010       $1,329       $2,233
Class B                         $224        $ 696       $1,194       $2,375(c)
Class C                         $224        $ 698       $1,198       $2,577
Class Y                         $128        $ 411        $ 714       $1,580

Moderate Aggressive Fund       1 year      3 years      5 years     10 years
Class A(b)                      $715       $1,022       $1,352       $2,283
Class B                         $227        $ 711       $1,222       $2,433(c)
Class C                         $227        $ 709       $1,217       $2,617
Class Y                         $131        $ 422        $ 735       $1,624

Aggressive Fund                1 year      3 years      5 years     10 years
Class A(b)                      $717       $1,054       $1,414       $2,427
Class B                         $229        $ 742       $1,281       $2,569(c)
Class C                         $229        $ 744       $1,285       $2,767
Class Y                         $133        $ 456        $ 802       $1,779

Total Equity Fund              1 year      3 years      5 years     10 years
Class A(b)                      $721       $1,076       $1,454       $2,515
Class B                         $233        $ 764       $1,322       $2,656(c)
Class C                         $233        $ 766       $1,326       $2,853
Class Y                         $137        $ 479        $ 844       $1,874

(a)  Includes a 4.75% sales charge.

(b)  Includes a 5.75% sales charge.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see the Fund's SAI and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

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

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee of 0.08% for managing its assets. Under the Investment Management Services Agreement (Agreement), the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio managers responsible for the day-to-day management of the Funds are:

David M. Joy, Vice President, Capital Markets Strategy

o  Managed the Funds since 2004.

o Joined RiverSource Investments (previously American Express Financial Corporation (AEFC)) in 2003.

o Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003; Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

o AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

William F. Truscott, Senior Vice President and Chief Investment Officer

o  Managed the Funds since 2004.

o  Joined RiverSource Investments (previously AEFC) in 2001.

o Chief Investment Officer, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 2000 to 2001; Head of Equity Research, Zurich Scudder Investments, Americas, and Managing Director, Zurich Scudder Investments, from 1996 to 2001.

o  BA, Middlebury College; MBA, New York University.

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12p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Kent M. Bergene, Vice President, Mutual Fund and Certificate Products

o  Managed the Funds since 2004.

o  Joined RiverSource Investments (previously AEFC) in 1981.

o Vice President, Mutual Fund and Certificate Products, AEFC, since 2001; Director, Variable Annuity Products, from 1997 to 2000.

o  BS, North Dakota University.

Michelle Keeley, Senior Vice President, Fixed Income Investments

o  Managed the Funds since 2004.

o  Joined RiverSource Investments (previously AEFC) in 2002.

o Managing Director, Zurich Global Assets, from 2001 to 2002; Managing Director, Zurich Scudder Investments, from 2000 to 2001; and Managing Director, Zurich Kemper Financial Services, from 1999 to 2000.

o BA, James Madison College; MM, Kellogg School of Management, Northwestern University.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Funds for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Funds for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Funds for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor. See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474, (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Funds for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

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13p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

Additional Management Information

Manager of Manager Exemption. Each fund and each underlying fund operate under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a Fund or an underlying fund without first obtaining shareholder approval. The order permits the Board to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Affiliated Funds-of-Funds. RiverSource Investments seeks to minimize the impact of the Portfolio Builder Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the Portfolio Builder Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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14p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Buying and Selling Shares

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

The public offering price for Class A shares of each Fund is the net asset value
(NAV) plus a sales charge, and for Class B, C and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

VALUING FUND SHARES

The NAV is the value of a single share of a Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the Fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. Certain short-term securities, which the Fund may hold, with maturities of 60 days or less are valued at amortized cost.

The underlying funds' securities are valued primarily on the basis of the market quotations obtained from outside pricing services approved by the Board. When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by an underlying fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the underlying fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of foreign securities and other securities (such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently), fair valuation may be used more frequently than for other funds. The underlying fund uses an unaffiliated service provider to assist in determining fair values for foreign securities.

Foreign investments are valued in U.S. dollars. Some of the underlying funds' securities may be listed on foreign exchanges that trade on weekends or other days when the underlying fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.

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

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. Class C shares are sold to the public without a sales charge at the time of purchase and with an annual distribution and shareholder servicing (12b-1) fee of 1.00%. Class C shares redeemed within one year after purchase may be subject to a CDSC.

4. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A, Class B and Class C shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A, Class B and Class C shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor begins to pay these fees one year after purchase. Financial intermediaries also receive distribution fees equal to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

Investment options summary

The Fund offers different classes of shares. There are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor or investment professional can help you with this decision.

The following table shows the key features of each class:

                 Class A        Class B        Class C     Class Y
---------------- -------------- -------------- ----------- --------------
Availability     Available to   Available to   Available   Limited to
                 all            all            to all      qualifying
                 investors.     investors.     investors.  institutional
                                                           investors.
---------------- -------------- -------------- ----------- --------------
Initial Sales    Yes. Payable   No. Entire     No.         No. Entire
Charge           at time of     purchase       Entire      purchase
                 purchase.      price is       purchase    price is
                 Lower sales    invested in    price is    invested in
                 charge for     shares of      invested    shares of
                 larger         the Fund.      in shares   the Fund.
                 investments.                  of the
                                               Fund.
---------------- -------------- -------------- ----------- --------------
Deferred Sales   On purchases   Maximum 5%     1% CDSC     None.
Charge           over           CDSC during    may apply
                 $1,000,000,    the first      if you
                 1% CDSC may    year           sell your
                 apply if you   decreasing     shares
                 sell your      to 0% after    within
                 shares         six years.     one year
                 within one                    after
                 year after                    purchase.
                 purchase.
---------------- -------------- -------------- ----------- --------------
12b-1            Yes. 0.25%     Yes. 1.00%     Yes. 1.00%  Yes. 0.10%
Distribution
Fee and/or
Shareholder
Service Fee*
---------------- -------------- -------------- ----------- --------------
Conversion to    N/A            Yes,           No.         No.
Class A                         automatically
                                in ninth
                                year of
                                ownership.
---------------- -------------- -------------- ----------- --------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A, Class B and Class C shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

Should you purchase Class A, Class B or Class C shares?

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years. Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares.

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

Class C shares also have a higher annual distribution fee than Class A shares. Class C shares have no sales charge if you hold the shares for longer than one year. Unlike Class B shares, Class C shares do not convert to Class A. As a result, you will pay a 1% distribution fee for as long as you hold Class C shares. If you choose a deferred sales charge option (Class B or Class C), you should consider the length of time you intend to hold your shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds and how you can purchase Fund shares from Ameriprise Financial Services.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- ---------------------------------------------
Individual or joint account        The individual or one of the owners listed on
                                   the joint account
---------------------------------- ---------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- ---------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts the
                                   money into the trust)
---------------------------------- ---------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- ---------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- ---------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- ---------------------------------------------
Corporate or LLC electing          The corporation
corporate status on Form 8832
---------------------------------- ---------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- ---------------------------------------------

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

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

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan
                                    with monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for accounts outside of a brokerage account.

 ** $50 minimum per payment for qualified accounts outside of a brokerage account.

By wire or electronic funds transfer

Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

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

SALES CHARGES

Class A -- initial sales charge alternative

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charge* for Class A shares:

For Moderate Fund, Moderate Aggressive Fund, Aggressive Fund or Total Equity
Fund

                                                                 As a % of             Maximum re-allowance
Total market value            As a % of purchase price**    net amount invested      as a % of purchase price
Up to $49,999                           5.75%                      6.10%                       5.00%
$50,000-$99,999                         4.75                       4.99                        4.00
$100,000-$249,999                       3.50                       3.63                        3.00
$250,000-$499,999                       2.50                       2.56                        2.15
$500,000-$999,999                       2.00                       2.04                        1.75
$1,000,000 or more***                   0.00                       0.00                        0.00

For Conservative Fund or Moderate Conservative Fund

                                                                 As a % of             Maximum re-allowance
Total market value            As a % of purchase price**    net amount invested      as a % of purchase price
Up to $49,999                           4.75%                      4.99%                       4.00%
$50,000-$99,999                         4.25                       4.44                        3.50
$100,000-$249,999                       3.50                       3.63                        3.00
$250,000-$499,999                       2.50                       2.56                        2.15
$500,000-$999,999                       2.00                       2.04                        1.75
$1,000,000 or more***                   0.00                       0.00                        0.00

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A, Class B or Class C shares in this and other RiverSource funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

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

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held outside of a brokerage account;

o  Individual or joint accounts held through a brokerage account;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A, Class B or Class C shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services, your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

Unless you provide Ameriprise Financial Services, your financial advisor or your investment professional in writing with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI)

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

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20p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

   o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into an RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide Ameriprise Financial Services, your financial advisor or investment professional with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/investments and click on the hyperlink "Sales Charge Discount Information."

Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

If the sale is made during the:                 The CDSC percentage rate is:*
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

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21p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

For Class C, a 1% CDSC may be charged if you sell your shares within one year after purchase. Although there is no front-end sales charge when you buy Class C shares, the distributor pays a sales commission of 1% to financial intermediaries that sell Class C shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class C shares.

For both Class B and Class C, if the amount you sell causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC will be based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Waivers of the CDSC for Class B shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

Waivers of the CDSC for Class C shares

The CDSC will be waived on sales of shares in the event of the shareholder's death.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds on how you can exchange or sell shares held with Ameriprise Financial Services.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

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22p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

The assets of the Fund consist primarily of shares of the underlying funds, which may be more susceptible to the risks of market timing. Underlying funds that invest in securities which trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of inefficiencies in the markets such as changes in the values of securities between the close of overseas markets and the close of U.S. markets, which is generally the time at which a fund's NAV is calculated. Underlying funds that invest in securities which may trade infrequently, such as emerging markets securities, small cap stocks or high yield bonds, may also be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent the Fund's underlying funds have significant holdings in foreign securities, including emerging markets securities, small cap stocks and/or high yield bonds, the risks of market timing may be greater for the Fund than for other funds. See "Appendix A, Underlying Funds -- Investment Goals and Strategies" for a list of eligible underlying funds including their investment strategies which may result in an investment in securities that may cause it to be susceptible to market timers. See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part to reduce the frequency and effect of market timing.

The Fund and the underlying funds share the same Board, which has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

--------------------------------------------------------------------------------
23p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Ways to request an exchange or sale of shares

By regular or express mail

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a non-brokerage/wrap account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

--------------------------------------------------------------------------------
24p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable. Because the Fund is regularly buying shares of underlying funds, there may be times when the Fund buys shares of an underlying fund shortly before the record date for the underlying fund. In that case, the Fund may receive a portion of its investment back as a distribution. That distribution will in turn be distributed to shareholders of the Fund and may be taxable to them.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Because most of the Fund's investments are shares of underlying funds, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying funds or the Fund shareholders invested directly in the underlying funds. As a result, Fund shareholders may recognize higher amounts of capital gain distributions or ordinary income dividends than they otherwise would.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
25p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

RiverSource Portfolio Builder Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .23
                                                                   ------
Total from investment operations                                      .35
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.14)
                                                                   ------
Net asset value, end of period                                     $10.23
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $40
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.03%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.54%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 0.92% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $21
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.25%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     2.88%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.68% for the period ended Jan 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
26p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .22
                                                                   ------
Total from investment operations                                      .29
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.10)
                                                                   ------
Net asset value, end of period                                     $10.21
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $4
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.32%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     2.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.68% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.02
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .20
                                                                   ------
Total from investment operations                                      .37
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.17)
Distributions from realized gains                                    (.02)
                                                                   ------
Total distributions                                                  (.19)
                                                                   ------
Net asset value, end of period                                     $10.20
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .42%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.90%(f)
Portfolio turnover rate (excluding short-term securities)             51%
Total return(g)                                                     3.74%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.76% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
27p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Moderate Conservative Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .14
Net gains (losses) (both realized and unrealized)                     .35
                                                                   ------
Total from investment operations                                      .49
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.35
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $78
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.21%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.90%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 0.72% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .32
                                                                   ------
Total from investment operations                                      .41
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.32
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $34
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.46%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.14%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.49% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
28p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Moderate Conservative Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .09
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .43
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.33
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $6
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.47%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     4.25%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.52% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.03
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .17
Net gains (losses) (both realized and unrealized)                     .34
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.34
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.13%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.09%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.57% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
29p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Moderate Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .13
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.16)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.17)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $190
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   2.05%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.01%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 0.63% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .44
                                                                   ------
Total from investment operations                                      .52
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.43
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $72
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.31%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.19%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.39% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
30p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Moderate Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .46
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.44
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $8
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.26%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.40% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.04
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .16
Net gains (losses) (both realized and unrealized)                     .47
                                                                   ------
Total from investment operations                                      .63
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.19)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.20)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .88%(f)
Portfolio turnover rate (excluding short-term securities)             28%
Total return(g)                                                     6.28%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.47% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
31p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Moderate Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .10
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.14)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.15)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $246
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.61%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.97%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 0.65% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                        2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $67
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .82%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.42% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
32p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Moderate Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .04
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .53
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.47
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $7
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .83%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     5.24%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.41% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.05
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .12
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .61
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.15)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.16)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.35%(f)
Portfolio turnover rate (excluding short-term securities)             31%
Total return(g)                                                     6.10%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) or the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.48% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
33p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Aggressive Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                              $120
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.04%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.81%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 0.78% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .50
                                                                   ------
Total from investment operations                                      .51
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.08)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.09)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $36
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .25%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.02%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.54% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
34p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Aggressive Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .01
Net gains (losses) (both realized and unrealized)                     .49
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.07)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.08)
                                                                   ------
Net asset value, end of period                                     $10.48
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $3
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .21%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     4.96%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.55% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.06
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .08
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.12)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.13)
                                                                   ------
Net asset value, end of period                                     $10.53
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .38%(e),(f)
Ratio of net investment income (loss) to average daily net assets   1.75%(f)
Portfolio turnover rate (excluding short-term securities)             38%
Total return(g)                                                     5.94%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.61% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
35p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Total Equity Fund

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .05
Net gains (losses) (both realized and unrealized)                     .54
                                                                   ------
Total from investment operations                                      .59
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.10)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.11)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $92
Ratio of expenses to average daily net assets(c),(d)                 .59%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .58%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.80%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class A would have been 0.83% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $28
Ratio of expenses to average daily net assets(c),(d)                1.36%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.19%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class B would have been 1.59% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
36p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

RiverSource Portfolio Builder Total Equity Fund

Class C
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                         (.02)
Net gains (losses) (both realized and unrealized)                     .52
                                                                   ------
Total from investment operations                                      .50
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.06)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.07)
                                                                   ------
Net asset value, end of period                                     $10.50
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                                $2
Ratio of expenses to average daily net assets(c),(d)                1.37%(e),(f)
Ratio of net investment income (loss) to average daily net assets   (.31%)(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     4.99%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class C would have been 1.60% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                       2005(b)
Net asset value, beginning of period                               $10.07
                                                                   ------
Income from investment operations:
Net investment income (loss)                                          .07
Net gains (losses) (both realized and unrealized)                     .53
                                                                   ------
Total from investment operations                                      .60
                                                                   ------
Less distributions:
Dividends from net investment income                                 (.11)
Distributions from realized gains                                    (.01)
                                                                   ------
Total distributions                                                  (.12)
                                                                   ------
Net asset value, end of period                                     $10.55
                                                                   ------
Ratios/supplemental data
Net assets, end of period (in millions)                               $--
Ratio of expenses to average daily net assets(c),(d)                 .40%(e),(f)
Ratio of net investment income (loss) to average daily net assets    .48%(f)
Portfolio turnover rate (excluding short-term securities)             39%
Total return(g)                                                     5.93%(h)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) For the period from March 4, 2004 (when shares became publicly available) to Jan. 31, 2005.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the above reported expense ratios.

(e) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratio of expenses for Class Y would have been 0.66% for the period ended Jan. 31, 2005.

(f)  Adjusted to an annual basis.

(g)  Total return does not reflect payment of a sales charge.

(h)  Not annualized.

--------------------------------------------------------------------------------
37p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Appendix A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.

Underlying FundsInvestment Objectives and Strategies

Equity Funds

Appendix A

UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES

The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.

Underlying FundsInvestment Objectives and Strategies

Equity Funds

RiverSource(SM) Aggressive      The Fund seeks to provide shareholders with
Growth Fund                     long-term capital growth. Under normal market
                                conditions, the Fund's net assets, including
(formerly AXP(R) Partners       the amount of any borrowings for investment
Aggressive Growth Fund)         purposes, are invested primarily in equity
                                securities of medium-sized U.S. companies.
                                Medium-sized U.S. companies are those whose
                                market capitalization at the time of purchase
                                falls within the range of the Russell
                                Midcap(R) Growth Index. Although it invests
                                in primarily medium-sized companies, the Fund
                                may also invest in companies of any size of
                                capitalization.
------------------------------- -----------------------------------------------
RiverSource(SM) Disciplined     The Fund seeks to provide shareholders with
Equity Fund                     long-term capital growth. Under normal market
                                conditions, at least 80% of the Fund's net
(formerly AXP(R) Quantitative   assets are invested in equity securities of
Large Cap Equity Fund)          companies listed on U.S. exchanges with
                                market capitalizations greater than $5
                                billion at the time of purchase.
------------------------------- -----------------------------------------------
RiverSource(SM) Diversified     The Fund seeks to provide shareholders with a
Equity Income Fund              high level of current income and, as a
                                secondary objective, steady growth of
(formerly AXP(R) Diversified    capital. The Fund's assets primarily are
Equity Income Fund)             invested in equity securities. Under normal
                                market conditions, the Fund will invest at
                                least 80% of its net assets in
                                dividend-paying common and preferred stock.
------------------------------- -----------------------------------------------
RiverSource(SM) Dividend        The Fund seeks to provide shareholders with a
Opportunity Fund                high level of current income. Secondary
                                objective is growth of income and capital.
(formerly AXP(R) Dividend       The Fund's assets are primarily invested in
Opportunity Fund)               equity securities. Under normal market
                                conditions, the Fund will invest at least 80%
                                of its net assets in dividend-paying common
                                and preferred stocks. The selection of
                                dividend-paying stocks is the primary
                                decision in building the investment portfolio.
------------------------------- -----------------------------------------------
RiverSource(SM) Emerging        The Fund seeks to provide shareholders with
Markets Fund                    long-term capital growth. The Fund's assets
                                are primarily invested in equity securities
(formerly AXP(R) Threadneedle   of emerging markets companies. Emerging
Emerging Markets Fund)          markets are countries characterized as
                                developing or emerging by either the World
                                Bank or the United Nations. Under normal
                                market conditions, at least 80% of the Fund's
                                net assets will be invested in securities of
                                companies that are located in emerging market
                                countries, or that earn 50% or more of their
                                total revenues from goods or services
                                produced in emerging market countries or form
                                sales made in emerging market countries.
------------------------------- -----------------------------------------------
RiverSource(SM) Equity Value    The Fund seeks to provide shareholders with
Fund                            growth of capital and income. Under normal
                                market conditions, the Fund will invest at
(formerly AXP(R) Equity Value   least 80% of its net assets in equity
Fund)                           securities. These securities may provide
                                income, offer the opportunity for long-term
                                capital appreciation, or both. The Fund's
                                investment philosophy is rooted in the belief
                                that a disciplined, systematic,
                                value-oriented approach to investing in
                                primarily larger companies provides investors
                                with an excellent opportunity for long-term
                                growth of capital.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
38p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Underlying Funds                Investment Objectives and Strategies

Equity Funds

RiverSource(SM) European        The Fund seeks to provide shareholders with
Equity Fund                     capital appreciation. The Fund is a
                                non-diversified mutual fund that primarily
(formerly AXP(R) Threadneedle   invests in equity securities of European
European Equity Fund)           companies that offer growth potential. A
                                company is considered to be located in Europe
                                if: (1) it is organized under the laws of a
                                European country and has a principal office
                                in a European country; (2) it derives at
                                least 50% of its total revenues from
                                businesses in Europe; or (3) its equity
                                securities are traded principally on a stock
                                exchange in Europe. Under normal market
                                conditions, the Fund will invest at least 80%
                                of its net assets in equity securities of
                                European issuers. Although the Fund
                                emphasizes investments in developed
                                countries, the Fund also may invest in
                                companies located in developing or emerging
                                markets.
------------------------------- -----------------------------------------------
RiverSource(SM) Fundamental     The Fund seeks to provide shareholders with
Growth Fund                     long-term capital growth. The Fund's assets
                                are primarily invested in publicly traded
(formerly AXP(R) Partners       U.S. securities. The Fund will invest mainly
Growth Fund)                    in large-cap companies but may invest in
                                companies of any size or capitalization. The
                                Fund seeks to achieve its investment
                                objectives by investing in a diversified
                                portfolio of equity investments that have
                                sufficient growth potential for consistent
                                long-term growth. The Fund will generally
                                select established companies with revenue and
                                profits that are either stable and
                                predictable or growing at above average rates.
------------------------------- -----------------------------------------------
RiverSource(SM) Fundamental     The Fund seeks to provide shareholders with
Value Fund                      long-term capital growth. The Fund's assets
                                are primarily invested in equity securities
(formerly AXP(R) Partners       of U.S. companies. Under normal market
Fundamental Value Fund)         conditions, the Fund's net assets are
                                invested in equity securities of U.S.
                                companies with market capitalizations of at
                                least $5 billion.
------------------------------- -----------------------------------------------
RiverSource(SM) Global          The Fund seeks to provide shareholders with
Technology Fund                 long-term capital growth. The Fund focuses on
                                equity securities of companies in the
(formerly AXP(R) Global         information technology industry throughout
Technology Fund)                the world. Although the Fund may invest in
                                securities of issuers located in the U.S.
                                Because of the multinational character of the
                                technology industry, the headquarters,
                                principal operations and primary sources of
                                revenues of the companies in which the Fund
                                invests may be located in the U.S. or outside
                                the U.S. Under normal market conditions, at
                                least 80% of the Fund's net assets are
                                invested in securities of companies in the
                                technology industry.
------------------------------- -----------------------------------------------
RiverSource(SM) Growth Fund     The Fund seeks to provide shareholders with
                                long-term capital growth. The Fund invests
(formerly AXP(R) Growth Fund)   primarily in common stocks and securities
                                convertible into common stocks that appear to
                                offer growth opportunities. These growth
                                opportunities could result from new
                                management, market developments, or
                                technological superiority. The Fund may
                                invest up to 25% of its total assets in
                                foreign investments.
------------------------------- -----------------------------------------------
RiverSource(SM) International   The Fund seeks to provide shareholders with
Aggressive Growth Fund          long-term capital growth. The Fund's assets
                                are primarily invested in equity securities
(formerly AXP(R) Partners       of foreign issuers that offer strong growth
International Aggressive        potential. The Fund may invest in both
Growth Fund)                    developed and emerging markets.
------------------------------- -----------------------------------------------
RiverSource(SM) International   The Fund seeks to provide shareholders with
Equity Fund                     long-term growth of capital. Under normal
                                market conditions, the Fund will invest at
(formerly AXP(R) Partners       least 80% of its net assets in equity
International Core Fund)        securities. The Fund's assets are primarily
                                invested in equity securities of foreign
                                issuers. The Fund invests mainly in midsized
                                and large companies although it may invest in
                                companies of any size. As a core fund, the
                                Fund will invest in a blend of both value and
                                growth stocks. At times the Fund may favor
                                one more than the other based on available
                                opportunities.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
39p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Underlying Funds                Investment Objectives and Strategies

Equity Funds

RiverSource(SM) International   The Fund seeks to provide shareholders with
Opportunity Fund                long-term capital growth. The Fund's assets
                                primarily are invested in equity securities
(formerly AXP(R) Threadneedle   of foreign issuers that offer strong growth
International Fund)             potential. The Fund may invest in developed
                                and in emerging markets.
------------------------------- -----------------------------------------------
RiverSource(SM) International   The Fund seeks to provide shareholders with
Select Value Fund               long-term capital growth. The Fund's assets
                                primarily are invested in equity securities
(formerly AXP(R) Partners       of issuers in countries that are part of the
International Select Value      Morgan Stanley Capital International (MSCI)
Fund)                           EAFE (Europe, Australia and the Far East)
                                Index and Canada. The Fund's assets will be
                                diversified among many foreign countries, but
                                not necessarily in the same proportion that
                                the countries are represented in the EAFE
                                Index. The Fund's assets also may be invested
                                in less developed or emerging countries.
------------------------------- -----------------------------------------------
RiverSource(SM) International   The Fund seeks to provide shareholders with
Small Cap Fund                  long-term growth of capital. The Fund invests
                                primarily in equity securities of non-U.S.
(formerly AXP(R) Partners       companies. Under normal market conditions,
International Small Cap Fund)   the Fund will invest at least 80% of its net
                                assets in the stocks of small companies. The
                                Fund considers small companies to be those
                                with market capitalization of up to $2
                                billion, or those whose market capitalization
                                falls within the range of companies in
                                Citigroup Global Equity ex-U.S. Less than $2
                                billion Index. The Fund may invest in mature
                                markets (such as the United Kingdom, Canada,
                                and Japan) and emerging markets (such as
                                Korea, Mexico, and Russia). The Fund will
                                hold both growth and value stocks and at
                                times may favor one more than the other based
                                on available opportunities.
------------------------------- -----------------------------------------------
RiverSource(SM) Large Cap       The Fund seeks to provide shareholders with
Equity Fund                     long-term growth of capital. Under normal
                                market conditions, at least 80% of the Fund's
(formerly AXP(R) Large Cap      net assets are invested in equity securities
Equity Fund)                    of companies with a market capitalization
                                greater than $5 billion at the time of the
                                purchase. The Fund may invest in
                                income-producing equity securities, such as
                                dividend paying stocks, convertible
                                securities and preferred stocks.
------------------------------- -----------------------------------------------
RiverSource(SM) Large Cap       The Fund seeks to provide shareholder with
Value Fund                      long-term growth of capital. Under normal
                                market conditions, at least 80% of the Fund's
(formerly AXP(R) Large Cap      net assets are invested in equity securities
Value Fund)                     of companies with a market capitalization
                                greater than $5 billion. The Fund may invest
                                in income-producing equity securities, such
                                as preferred stocks.
------------------------------- -----------------------------------------------
RiverSource(SM) Mid Cap         The Fund seeks to provide shareholders with
Growth Fund                     growth of capital. Under normal market
                                conditions, the Fund will invest at least 80%
(formerly AXP(R) Equity         of its net assets at the time of purchase in
Select Fund)                    the common stocks of mid-capitalization
                                companies. The investment manager defines
                                mid-cap companies as those whose market
                                capitalizations (number of shares multiplied
                                by the share price) falls within the range of
                                the Russell MidCap(R) Growth Index (the
                                Index). Over time, the capitalizations of the
                                companies in the Index will change. As they
                                do, the size of the companies in which the
                                Fund invests may change. As long as an
                                investment continues to meet the fund's other
                                investment criteria, the Fund may choose to
                                hold a stock even if the company's market
                                capitalization grows beyond the largest
                                absolute market capitalization weighting held
                                within the Index or falls below the market
                                capitalization of the smallest company held
                                within the Index.
------------------------------- -----------------------------------------------
RiverSource(SM) Mid Cap Value   The Fund seeks to provide shareholders with
Fund                            long-term growth of capital. Under normal
                                circumstances, the Fund invests at least 80%
(formerly AXP(R) Mid Cap        of its net assets (including the amount of
Value Fund)                     any borrowings for investment purposes) in
                                equity securities of medium-sized companies.
                                Medium-sized companies are those whose market
                                capitalizations at the time of purchase fall
                                within the range of the Russell Midcap(R)
                                Value Index. The remaining 20% may be
                                invested in stocks of smaller or larger
                                companies' preferreds, convertibles, or other
                                debt securities.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
40p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Underlying Funds                Investment Objectives and Strategies

Equity Funds

RiverSource(SM) New             The Fund seeks to provide shareholders with
Dimensions Fund(R)              long-term growth of capital. The Fund
                                primarily invests in common stocks showing
(formerly AXP(R) New            potential for significant growth. These
Dimensions Fund(R))             companies often operate in areas where
                                dynamic economic and technological changes
                                are occurring. The Fund may invest up to 30%
                                of its total assets in foreign investments.
------------------------------- -----------------------------------------------
RiverSource(SM) Precious        The Fund seeks to provide shareholders with
Metals Fund                     long-term growth of capital. The Fund is a
                                non-diversified mutual fund that invests
(formerly AXP(R) Precious       primarily in securities of companies engaged
Metals Fund)                    in exploration, mining, processing of
                                distribution of gold and other precious
                                metals and related minerals. The Fund also
                                may invest directly in such metals and
                                minerals. Under normal market conditions, at
                                least 80% of the Fund's net assets are
                                invested in securities of companies in the
                                precious metal industry and at least 50% of
                                its total assets are invested in foreign
                                securities. The remaining companies will be
                                principally engaged in activities related to
                                the exploration, mining, or procurement of
                                nickel, copper, zinc, energy, coal,
                                metallurgical coal, natural gas, salt, or
                                other common metal materials. The Fund may
                                invest up to 10% of its total assets in gold,
                                diamonds, silver bullion, other precious
                                metals and minerals, other metals occurring
                                naturally with precious metals and minerals,
                                and securities convertible into metals.
------------------------------- -----------------------------------------------
RiverSource(SM) Real Estate     The Fund seeks to provide shareholders with
Fund                            total return from both current income and
                                capital appreciation. The Fund is a
(formerly AXP(R) Real Estate    non-diversified mutual fund that invests
Fund)                           primarily in equity securities. Under normal
                                market conditions, the Fund invests at least
                                80% of its net assets in securities of
                                companies operating in the real estate
                                industry, including equity securities of real
                                estate investment trusts (REITs), and other
                                real estate related investments.
------------------------------- -----------------------------------------------
RiverSource(SM) Select Value    The Fund seeks to provide shareholders with
Fund                            long-term growth of capital. The Fund's
                                assets are primarily invested in common
(formerly AXP(R) Partners       stocks, preferred stocks and securities
Select Value Fund)              convertible into common stocks that are
                                listed on a nationally recognized securities
                                exchange or traded on the NASDAQ National
                                Market System of the National Association of
                                Securities Dealers. The Fund invests in mid
                                cap companies as well as companies with
                                larger and smaller market capitalizations.
                                The Fund considers mid-cap companies to be
                                either those with a market capitalization of
                                up to $10 billion or those whose market
                                capitalizations falls within the range of the
                                Russell 3000(R) Value Index.
------------------------------- -----------------------------------------------
RiverSource(SM) Small Cap       The Fund seeks to provide shareholders with
Advantage Fund                  long-term capital growth. The Fund's assets
                                primarily are invested in equity securities.
(formerly AXP(R) Small Cap      Under normal market conditions, at least 80%
Advantage Fund)                 of the Fund's net assets are invested in
                                equity securities of companies with market
                                capitalizations, at the time of investment,
                                of up to $2 billion or that fall within the
                                range of the Russell 2000(R) Index.
------------------------------- -----------------------------------------------
RiverSource(SM) Small Cap       The Fund seeks to provide shareholders with
Equity Fund                     long-term growth of capital. Under normal
                                market conditions, at least 80% of the Fund's
(formerly AXP(R) Partners       net assets are invested at the time of
Small Cap Core Fund)            purchase in equity securities issued by small
                                companies. The Fund considers small companies
                                to be those that, at the time of investment,
                                have a market capitalization not greater than
                                that of the largest company in the Russell
                                2000(R) Index or the S&P SmallCap 600 Index.
                                As a core fund, the Fund will hold both
                                growth and value stocks and at times may
                                favor one more than the other based on
                                available opportunities.
------------------------------- -----------------------------------------------
RiverSource(SM) Small Cap       The Fund seeks to provide shareholders with
Growth Fund                     long-term capital growth. The Fund's assets
                                primarily are invested in equity securities.
(formerly AXP(R) Partners       Under normal market conditions, at least 80%
Small Cap Growth Fund)          of the Fund's net assets are invested in
                                securities of companies with market
                                capitalizations, at the time of investment,
                                of up to $2 billion, or that fall within the
                                range of the Russell 2000(R) Growth Index.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
41p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Underlying Funds                Investment Objectives and Strategies

Equity Funds

RiverSource(SM) Small Cap       The Fund seeks to provide shareholders with
Value Fund                      long-term capital appreciation. Under normal
                                market conditions, at least 80% of the Fund's
(formerly AXP(R) Partners       net assets are invested in small cap
Small Cap Value Fund)           companies. Small cap companies are those that
                                have a market capitalization, at the time of
                                investment, of up to $2 billion or that fall
                                within the range of the Russell 2000(R) Value
                                Index.
------------------------------- -----------------------------------------------
RiverSource(SM) Stock Fund      The Fund seeks to provide shareholders with
                                current income and growth of capital. The
(formerly AXP(R) Stock Fund)    Fund's assets primarily are invested in
                                common stocks and securities convertible into
                                common stocks. Under normal market
                                conditions, at least 80% of the Fund's net
                                assets are invested in these securities. In
                                pursuit of its income objective, the Fund
                                will invest in income-producing equity
                                securities (such as convertible securities
                                and preferred stocks) and short-term debt
                                instruments (such as commercial paper).
------------------------------- -----------------------------------------------
RiverSource(SM) Strategy        The Fund seeks to provide shareholders with
Aggressive Fund                 long-term growth of capital. The Fund
                                primarily invests in securities of growth
(formerly AXP(R) Strategy       companies. Under normal market conditions, at
Aggressive Fund)                least 65% of the Fund's total assets are
                                invested in equity securities.
------------------------------- -----------------------------------------------
RiverSource(SM) Value Fund      The Fund seeks to provide shareholders with
                                long-term capital growth. The Fund invests
(formerly AXP(R) Partners       primarily in securities of large,
Value Fund)                     well-established U.S. and multinational
                                companies.
------------------------------- -----------------------------------------------
Fixed Income Funds
------------------------------- -----------------------------------------------
RiverSource(SM) Core Bond       The Fund seeks to provide shareholders with a
Fund                            high total return through current income and
                                capital appreciation. Under normal market
(formerly AXP(R) Core Bond      conditions, the Fund invests at least 80% of
Fund)                           its net assets in bonds and other debt
                                securities. Although the Fund is not an index
                                fund, it invests primarily in securities like
                                those included in the Lehman Brothers
                                Aggregate Bond Index (the Index), which are
                                investment grade and denominated in U.S.
                                dollars. The Index includes securities issued
                                by the U.S. government, corporate bonds, and
                                mortgage- and asset-backed securities. The
                                Fund will not invest in securities rated
                                below investment grade, although it may hold
                                securities that have been downgraded.
------------------------------- -----------------------------------------------
RiverSource(SM) Diversified     The Fund seeks to provide shareholders with a
Bond Fund                       high level of current income while conserving
                                the value of the investment for the longest
(formerly AXP(R) Diversified    period of time. Under normal market
Bond Fund)                      conditions, the Fund invests at least 80% of
                                it net assets in bonds and other debt
                                securities. At least 50% of the Fund's net
                                assets will be invested in securities like
                                those included in the Lehman Brothers
                                Aggregate Bond Index (the Index), which are
                                investment grade and denominated in U.S.
                                dollars. The Index includes securities issued
                                by the U.S. government, corporate bonds, and
                                mortgage- and asset-backed securities.
                                Although the Fund emphasizes high- and
                                medium-quality debt securities, it will
                                assume some credit risk to achieve higher
                                yield and/or capital appreciation by buying
                                lower-quality bonds. The Fund may invest up
                                to 15% in foreign investments, which may
                                include investments in emerging markets.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
42p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Underlying Funds                Investment Objectives and Strategies

Fixed Income Funds

RiverSource(SM) Global Bond     The Fund seeks to provide shareholders with
Fund                            high total return through income and growth
                                of capital. The Fund is a non-diversified
(formerly AXP(R) Global Bond    mutual fund that invests primarily in debt
Fund)                           obligations of U.S. and foreign issuers.
                                Under normal market conditions, at least 80%
                                of the Fund's net assets will be invested in
                                investment-grade corporate or government debt
                                obligations, including money market
                                instruments of issuers located in at least
                                three different countries. Although the Fund
                                emphasizes high and medium-quality debt
                                securities, it may assume some credit risk
                                achieve higher dividends and/or capital
                                appreciation by buying below investment-grade
                                bonds (junk bonds).
------------------------------- -----------------------------------------------
RiverSource(SM) High Yield      The Fund seeks to provide shareholders with
Bond Fund                       high current income as its primary objective
                                and, as its secondary objective, capital
(formerly AXP(R) High Yield     growth. Under normal market conditions, the
Bond Fund)                      Fund will invest at least 80% of its net
                                assets in high-yielding, high-risk corporate
                                bonds (junk bonds). These bonds may be issued
                                by U.S. and foreign companies and governments.
------------------------------- -----------------------------------------------
RiverSource(SM) Income          The Fund seeks to provide shareholders with a
Opportunities Fund              high total return through current income and
                                capital appreciation. Under normal market
(formerly AXP(R) Income         conditions, the Fund's assets are primarily
Opportunities Fund)             invested in income-producing debt securities,
                                preferred stocks and convertible securities,
                                with an emphasis on the higher rated segment
                                of the high-yield (junk bond) market. The
                                Fund will purchase only securities rated B or
                                above, or unrated securities believed to be
                                of the same quality. If a security falls
                                below a B rating, the Fund may continue to
                                hold the security.
------------------------------- -----------------------------------------------
RiverSource(SM) Inflation       The Fund seeks to provide shareholders with
Protected Securities Fund       total return that exceeds that the rate of
                                inflation over the long-term. The Fund is a
(formerly AXP(R) Inflation      non-diversified fund that, under normal
Protected Securities Fund)      market conditions, invests at least 80% of
                                its net assets in inflation-protected debt
                                securities. These securities include
                                inflation-indexed bonds of varying maturities
                                issued by the U.S. and no-U.S. governments,
                                their agencies or instrumentalities, and
                                corporations. The Fund currently intends to
                                focus on inflation-protected debt securities
                                issued by the U.S. Treasury. The Fund invests
                                only in securities rated investment grade.
                                Inflation-protected securities are designed
                                to protect the future purchasing power of the
                                money invested in them. The value of the
                                bond's principal or the interest income paid
                                on the bond is adjusted to track changes in
                                an official inflation measure. For example,
                                the U.S. Treasury uses the Consumer Price
                                Index for Urban Consumers (nonseasonally
                                adjusted) as the inflation measure.
------------------------------- -----------------------------------------------
RiverSource(SM) Limited         The Fund seeks to provide shareholders with a
Duration Bond Fund              level of current income consistent with
                                preservation of capital. Under normal market
(formerly AXP(R) Limited        conditions, the Fund invests at least 80% of
Duration Bond Fund)             it net assets in bonds and other debt
                                securities. Although the Fund is not an index
                                fund, it invests primarily in securities like
                                those included in the Lehman Brothers
                                Intermediate Aggregate Bond Index (the
                                Index), which are investment grade and
                                denominated in U.S. dollars. The Index
                                includes securities issued by the U.S.
                                government, corporate bonds, and mortgage-
                                and asset-backed securities. The Fund
                                generally will not invest in securities rated
                                below investment grade, although it may hold
                                securities that have been downgraded.
------------------------------- -----------------------------------------------
RiverSource(SM) Selective       The Fund seeks to provide shareholders with
Fund                            current income and preservation of capital.
                                The Fund's assets are primarily invested in
(formerly AXP(R) Selective      debt obligations. Although the Fund is not an
Fund)                           index fund, under normal market conditions,
                                it will invest primarily in securities like
                                those included in the Lehman Brothers
                                Aggregate Bond Index (the Index), which are
                                investment grade and denominated in U.S.
                                dollars. The index includes securities issued
                                by the U.S. government, corporate bonds, and
                                mortgage- and asset-backed securities. The
                                Fund will not invest in securities rated
                                below investment grade, although it may hold
                                securities that have been downgraded.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
43p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Underlying Funds                Investment Objectives and Strategies

Fixed Income Funds

RiverSource(SM) Short           The Fund seeks to provide shareholders with a
Duration U.S. Government Fund   high level of current income and safety of
                                principal consistent with investment in U.S.
(formerly AXP(R) Short          government and government agency securities.
Duration U.S. Government        Under normal market conditions, at least 80%
Fund)                           of the Fund's net assets are invested in debt
                                securities issued or guaranteed as to
                                principal and interest by the U.S.
                                government, or its agencies or
                                instrumentalities. The Fund invests in direct
                                obligations of the U.S. government, such as
                                Treasury bonds, bills and notes, and of it
                                agencies and instrumentalities. The Fund may
                                also invest to a substantial degree in
                                securities issued by various entities
                                sponsored by the U.S. government, such as the
                                Federal National Mortgage Association (FNMA
                                or Fannie Mae) and the Federal Home Loan
                                Mortgage Corporation (FHLMC or Freddie Mac).
                                These issuers are chartered or sponsored by
                                acts of Congress; however, their securities
                                are neither issued nor guaranteed by the
                                United States Treasury. When market
                                conditions are favorable, the Fund may also
                                invest in debt securities that are not issued
                                by the U.S. government, its agencies or
                                instrumentalities, or that are denominated in
                                currencies other than the U.S. dollar.
------------------------------- -----------------------------------------------
RiverSource(SM) U.S.            The Fund seeks to provide shareholders with
Government Mortgage Fund        current income as its primary objective and,
                                as its secondary objective, preservation of
(formerly AXP(R) U.S.           capital. The Fund's assets primarily are
Government Mortgage Fund)       invested in mortgage-backed securities. Under
                                normal market conditions, at least 80% of the
                                Fund's net assets (including the amount of
                                any borrowings for investment purposes) are
                                invested in mortgage related securities that
                                either are issued or guaranteed as to
                                principal and interest by the U.S.
                                government, its agencies, authorities or
                                instrumentalities. This includes, but is not
                                limited to Government National Mortgage
                                Association (GNMA or Ginnie Mae)
                                mortgage-backed bonds, which are backed by
                                the full faith and credit of the United
                                States; and Federal National Mortgage
                                Association (FNMA or Fannie Mae) and Federal
                                Home Loan Mortgage Corporation (FHLMC or
                                Freddie Mac) mortgage-backed bonds, FNMA and
                                FHLMC are chartered or sponsored by Acts of
                                Congress; however, their securities are
                                neither issued nor guaranteed by the United
                                States Treasury. The selection of mortgage
                                related securities are the primary decision
                                in building the investment portfolio.
------------------------------- -----------------------------------------------
Money Market Funds
------------------------------- -----------------------------------------------
RiverSource(SM) Cash            The Fund seeks to provide shareholders with
Management Fund                 maximum current income consistent with
                                liquidity and stability of principal. The
(formerly AXP(R) Cash           Fund's assets primarily are invested in money
Management Fund)                market instruments, such as marketable debt
                                obligations issued by corporations or the
                                U.S. government or its agencies, bank
                                certificates of deposit, bankers'
                                acceptances, letters of credit, and
                                commercial paper, including asset-backed
                                commercial paper. The Fund may invest more
                                than 25% of its total assets in U.S. banks,
                                U.S. branches of foreign banks and U.S.
                                government securities. Additionally, the Fund
                                may invest up to 35% of its total assets in
                                U.S. dollar-denominated foreign investments.
------------------------------- -----------------------------------------------

--------------------------------------------------------------------------------
44p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Appendix B

UNDERLYING FUNDS -- RISKS

The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

Active Management Risk. The underlying funds are actively managed and its performance therefore will reflect in part the investment manager's ability to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the underlying funds purchase unrated securities, or if the rating of a security is reduced after purchase, the underlying funds will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, may react more to perceived changes in the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Non-investment grade securities have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Derivatives Risk. Derivatives are financial instruments where value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, options, futures, indexes or currencies. Just as with securities in which the underlying funds invest directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the underlying funds. The underlying funds will suffer a loss in connection with the investment manager's use of derivative instruments if prices do not move in the direction anticipated by the underlying funds' investment manager when entering into derivative instruments.

Foreign/Emerging Markets Risk. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the underlying funds hold securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Inflation Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

--------------------------------------------------------------------------------
45p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Interest Rate Risk. The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying funds to underperform other mutual funds if that style falls out of favor with the market.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying funds. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.

Reinvestment Risk. The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

Sector Risk

Applicable to Dividend Opportunities Fund, Global Bond Fund and Emerging Markets Fund

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Applicable to Global Technology Fund only

The underlying fund may invest a significant part of its total assets in securities of companies primarily engaged in the technology, media or telecommunications sectors. This may result in greater fluctuations in value than would be the case for a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

Applicable to Mid Cap Value Fund only

Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund does not intend to focus on any particular sector, at times the underlying fund may have a significant portion of its assets invested in a particular sector.

Applicable to Aggressive Growth Fund only

Companies that operate in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the underlying fund's principal investment strategies do not involve focusing on any particular sector, at times Columbia WAM's asset management strategy may cause the underlying fund to invest a large portion of its assets in a particular sector.

Applicable to Precious Metals Fund only

The underlying fund may invest a significant part of its total assets in securities of companies primarily engaged in exploration, mining, processing or distribution of gold and other precious metals and related minerals. This may result in greater market fluctuations than would happen with a fund invested in a wider variety of unrelated industries. As these sectors increase or decrease in favor with the investing public, the price of securities of companies that rely heavily on those sectors could become increasingly sensitive to downswings in the economy.

--------------------------------------------------------------------------------
46p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

Applicable to Real Estate Fund only

Because of the underlying fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the underlying fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

REITs often do no provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the underlying fund to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

--------------------------------------------------------------------------------
47p -- RIVERSOURCE PORTFOLIO BUILDER SERIES -- 2005 PROSPECTUS

These Funds, along with the other RiverSource funds, are distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Funds can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Funds and their investments are available in the Funds' SAI, and annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Funds or make a shareholder equity, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/investments

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #

AXP Portfolio Builder Conservative Fund                        811-5897
AXP Portfolio Builder Moderate Conservative Fund               811-5897
AXP Portfolio Builder Moderate Fund                            811-5897
AXP Portfolio Builder Moderate Aggressive Fund                 811-5897
AXP Portfolio Builder Aggressive Fund                          811-5897
AXP Portfolio Builder Total Equity Fund                        811-5897

TICKER SYMBOL

Conservative Fund             Class A: ABDAX    Class B: ABBDX    Class C: --   Class Y: --
Moderate Conservative Fund    Class A: AUCAX    Class B: AMDBX    Class C: --   Class Y: --
Moderate Fund                 Class A: ABUAX    Class B: AURBX    Class C: --   Class Y: --
Moderate Aggressive Fund      Class A: AXMAX    Class B: ABMBX    Class C: --   Class Y: --
Aggressive Fund               Class A: AXBAX    Class B: AXPBX    Class C: --   Class Y: --
Total Equity Fund             Class A: AXTAX    Class B: AXTBX    Class C: --   Class Y: --

[RiverSource Investments Logo]

RiverSource Investments
200 Ameriprise Financial Center
Minneapolis, MN 55474

                                                             S-6282-99 D (10/05)

Prospectus                                      [RiverSource Investments Logo]

RiverSource(SM)

S&P 500 Index Fund

Prospectus April 1, 2005

Amended as of Oct. 3, 2005

> RiverSource S&P 500 Index Fund (formerly AXP(R) S&P 500 Index Fund) seeks to provide shareholders with long-term capital appreciation.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents

The Fund                                                            3p

Objective                                                           3p

Principal Investment Strategies                                     3p

Principal Risks                                                     4p

Past Performance                                                    5p

Fees and Expenses                                                   7p

Other Investment Strategies and Risks                               8p

Fund Management and Compensation                                    9p

Buying and Selling Shares                                          12p

Transactions Through Unaffiliated Financial Intermediaries         12p

Valuing Fund Shares                                                13p

Investment Options                                                 13p

Purchasing Shares                                                  13p

Selling Shares                                                     15p

Distributions and Taxes                                            19p

Dividends and Capital Gain Distributions                           19p

Reinvestments                                                      19p

Taxes                                                              19p

Financial Highlights                                               20p


CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express), and is now a separate public company, trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Fund and is the parent company of the Fund's investment manager, RiverSource Investments, LLC; the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation); and the Fund's custodian, Ameriprise Trust Company (formerly American Express Trust Company). On Oct. 1, 2005, the Fund changed its name, such that it no longer is branded AXP(R). The Fund now bears the RiverSource(SM) brand. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

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2p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

The Fund

OBJECTIVE

RiverSource S&P 500 Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The S&P 500 is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The Fund normally will invest at least 80% of its total assets in securities that are contained in the applicable index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund is not managed according to a traditional method of active investment management. Instead, the Fund follows a passive or indexing investment approach in an attempt to mirror the performance of an index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment manager (RiverSource Investments, LLC) expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500, there may be times when the Fund and the index do not match exactly. The investment manager may purchase stocks not included in the S&P 500 when it believes it would be a cost efficient way of approximating the S&P 500's performance to do so, for example, in anticipation of a stock being added to the index.

The investment manager may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The investment manager will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's Board of Directors (Board) will consider alternative arrangements.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's Board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

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3p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

o  The security continues to be included in the index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o  A company's market weighting otherwise changes with respect to the index.

o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

For more information on investment strategies and the index, please refer to the Statement of Additional Information (SAI). "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Tracking Error Risk. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

--------------------------------------------------------------------------------
4p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class D share information is shown in the bar chart.

Table. The table shows total returns from hypothetical investments in Class D and Class E shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed no adjustments for taxes paid by an investor on the reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class D shares. After-tax returns for Class E will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
5p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

[BAR CHART]

                            CLASS D SHARE PERFORMANCE
                            (based on calendar years)

                           -10.04%     -12.42%     -22.59%     27.81%     10.23%
                             2000        2001        2002       2003      2004

During the periods shown in the bar chart, the highest return for a calendar quarter was +15.20% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -17.23% (quarter ended Sept. 30, 2002).

The performance of Class E may vary from that shown because of differences in expenses.

The Fund's Class D year-to-date return at Dec. 31, 2004 was +10.23%.

Average Annual Total Returns (for periods ended Dec. 31, 2004)

                                                                        Since
                                                    1 year   5 years   inception
RiverSource S&P 500 Index Fund:
   Class D
      Return before taxes                           +10.23%  -2.99%    -0.45%(a)
      Return after taxes on distributions            +9.66%  -3.29%    -0.77%(a)
      Return after taxes on distributions
      and sale of fund shares                        +6.64%  -2.68%    -0.56%(a)
   Class E
      Return before taxes                           +10.20%  -2.76%    -0.22%(a)
S&P 500 Index
(reflects no deduction for fees, expenses or taxes) +10.88%  -2.30%    -0.75%(b)
Lipper S&P 500 Objective Funds Index                +10.56%  -2.59%    -1.05%(b)

(a) Inception date is Oct. 25, 1999.

(b) Measurement period started Nov. 1, 1999.

S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------
6p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)

                                                           Class D     Class E
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                          0%          0%
Annual account fee (for accounts under $10,000)              $10         $10

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:
                                                           Class D     Class E
Management fees                                             0.24%       0.24%
Distribution (12b-1) fees                                   0.25%       0.00%
Other expenses(b)                                           0.31%       0.30%
Total                                                       0.80%       0.54%
Fee waiver/expense reimbursement                            0.21%       0.20%
Net expenses(c)                                             0.59%       0.34%

(a) There are no sales loads; however, the Fund charges a redemption fee of 0.50% on shares redeemed within 180 days of purchase.

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.59% for Class D and 0.34% for Class E.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years      5 years     10 years
Class D                          $60         $235         $424         $974
Class E                          $35         $153         $282         $661

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7p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

--------------------------------------------------------------------------------
8p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate invstments opportunities in an equitable manner over time. See the SAI for more information.

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.24% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o Joined RiverSource Investments (previously American Express Financial Corporation) in 1990.

o  Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

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9p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution plan, the distributor receives distribution fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares, and retains a portion of these fees to support its distribution activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth under "Investment Options" and in the SAI. See "Other Investments Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company

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10p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS
allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

Additional Management Information

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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11p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Buying and Selling Shares

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

The public offering price for each class of shares of the Fund is the net asset value (NAV). Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

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12p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

INVESTMENT OPTIONS

1. Class D shares are sold without a sales charge through wrap fee programs or other investment products sponsored by an authorized broker-dealer, investment adviser, bank or other investment professional. Shareholders pay a 12b-1 fee of 0.25% for distribution services, including the services provided by investment professionals.

2. Class E shares are sold without a sales charge or 12b-1 fee through Ameriprise brokerage accounts and qualifying institutional accounts.

Institutional investors should refer to the SAI to determine eligibility to invest in Class E.

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds and how you can purchase Fund shares from Ameriprise Financial Services.

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13p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish one. Contact your financial advisor, investment professional or visit our website to establish an account.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return. For details on TIN requirements, contact your financial advisor or investments professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

The Fund and the distributor reserve the right to refuse any purchase.

Methods of purchasing shares

By regular or express mail

Mail checks (along with any applications) to:

Ameriprise Financial Services
70400 Ameriprise Financial Center
Minneapolis, MN 55474

By internet

Complete a brokerage account application online at www.ameriprise.com and mail the application to:

Ameriprise Financial Services
70400 Ameriprise Financial Center
Minneapolis, MN 55474

Corporations and other organizations should contact the distributor at (800) 658-4677 to determine what additional forms may be necessary to open a brokerage account.

By telephone

You may use money in your brokerage account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

You must have money available in your brokerage account in order to purchase Fund shares.

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14p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

By wire

Once your account is established, you may wire money into your brokerage account:

Wells Fargo MN, NA.
Minneapolis, MN 55402
Routing ABA: 121000248

Give these instructions:

Credit American Enterprise Investment Services Inc. Account #0001065930 for brokerage account # (your brokerage account number) for (your name). Please remember that you need to provide all 10 digits.

For instructions on how to wire money for wrap accounts, call (800) 967-4377.

Minimum wire amount:          $1,000

Minimum Fund investment requirements

Your initial investment in the Fund may be as low as $2,000 ($1,000 for custodial accounts, Individual Retirement Accounts (IRAs) and certain other retirement plans). The minimum subsequent investment is $500 for all ownerships. After the minimum initial investment has been met, the minimums for systematic purchases are $100.

Minimum balance account requirements and annual account fee

The Fund reserves the right to sell your shares if, as a result of sales, the aggregate value of your holdings in the Fund drops below $1,000 ($500 for custodial accounts, IRAs and certain other retirement plans). You will be notified in writing 30 days before the Fund takes such action to allow you to increase your holdings to the minimum level. If you close your brokerage account, the Fund will automatically sell your shares and mail the proceeds to you.

An annual account fee of $10 will be assessed on accounts whose balances are below $10,000 (for any reason, including market fluctuation). The fee may be deducted from either your year-end dividend distribution or through a redemption of shares. If your distribution is less than the fee, fractional shares will be redeemed to cover the difference. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of the dividend. This fee will not apply to certain qualifying institutional investors.

When and at what price shares will be purchased

Once your request is received and accepted by the Fund, your order will be priced at the next calculated NAV. See "Valuing Fund Shares."

SELLING SHARES

To sell shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds on how you can sell shares held with Ameriprise Financial Services.

Exchanges are currently not allowed into or out of this Fund.

There are no sales loads; however, the Fund charges a redemption fee on shares sold within 180 days of purchase. This fee does not apply to qualifying institutional investors or to shares held in a wrap account.

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15p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs. See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

The Fund's Board has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

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16p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Selling Shares

You may sell your shares at any time. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, as follows:

Normally, payment for shares sold will be credited directly to your brokerage account on the next business day. However, the Fund may delay payment, but no later than seven days after the distributor receives your selling instructions in proper form. Sale proceeds will be held in your brokerage account or mailed to you according to your account instructions.

If you recently purchased shares by check, your sale proceeds may be held in your brokerage account until your check clears (which may take up to 10 days from the purchase date) before a check is mailed to you.

The Fund reserves the right to redeem in kind.

Ways to request a sale of shares

By regular or express mail

You may request a sale by writing to:

Ameriprise Financial Services
70400 Ameriprise Financial Center
Minneapolis, MN 55474

The express mail delivery charges you pay will vary depending on the courier you select.

By internet

If you have a brokerage account you may sell shares from our website at www.ameriprise.com.

By telephone

You may sell shares by calling:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

By wire

Money can be wired from your account to your bank account. Call the distributor at the above numbers for additional information on wire transfers. A service fee ($25 - United States and $35 - International) may be charged against your brokerage account for each wire sent.

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17p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

To properly process your sale request we will need the following information:

o  your account number(s) and your name,

o  your Social Security number or Employer Identification number,

o the name of the fund(s) and class of shares from which you wish to sell shares,

o  the dollar amount or number of shares you want to sell, and

o if a written request, a signature of at least one of the brokerage account holders in the exact form specified on the account.

Once a sale request is made it is irrevocable and cannot be modified or canceled.

Telephone sale requests received and accepted by the Fund, once the caller's identity and account ownership have been verified by the distributor, will be processed at the next calculated NAV. See "Valuing Fund Shares."

Telephone Transactions

The privilege to initiate transactions by telephone is automatically available through your brokerage account. The Fund will honor any telephone transaction believed to be authentic and will use reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund may modify or discontinue telephone privileges at any time.

Electronic Transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for any shareholder without prior notice as deemed necessary and in the best interests of the Fund.

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18p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund unless you request distributions in cash. We reinvest the distributions for you at the next calculated NAV after the distribution is paid. If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, a sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

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19p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class D
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                           2005        2004        2003         2002       2001
Net asset value, beginning of period                                  $4.38       $3.31      $ 4.36        $5.30      $5.42
                                                                      -----       -----      ------        -----      -----
Income from investment operations:
Net investment income (loss)                                            .07         .04         .03          .02        .02
Net gains (losses) (both realized and unrealized)                       .17        1.07       (1.05)        (.91)      (.12)
                                                                      -----       -----      ------        -----      -----
Total from investment operations                                        .24        1.11       (1.02)        (.89)      (.10)
                                                                      -----       -----      ------        -----      -----
Less distributions:
Dividends from net investment income                                   (.07)       (.04)       (.03)        (.02)      (.01)
Distributions from realized gains                                        --          --          --         (.03)      (.01)
                                                                      -----       -----      ------        -----      -----
Total distributions                                                    (.07)       (.04)       (.03)        (.05)      (.02)
                                                                      -----       -----      ------        -----      -----
Net asset value, end of period                                        $4.55       $4.38      $ 3.31        $4.36      $5.30
                                                                      -----       -----      ------        -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                 $69         $70         $56          $38        $21
Ratio of expenses to average daily net assets(b),(c)                   .62%        .64%        .63%         .64%       .62%
Ratio of net investment income (loss) to average daily net assets     1.41%       1.13%       1.03%         .74%       .65%
Portfolio turnover rate (excluding short-term securities)                6%          4%          9%          27%        82%
Total return                                                          5.43%      33.72%     (23.43%)     (16.74%)    (1.73%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class D would have been 0.82%, 0.69%, 0.84%, 0.97% and 1.18% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.

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20p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

Class E
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                           2005        2004        2003         2002       2001
Net asset value, beginning of period                                  $4.39       $3.32      $ 4.37        $5.31      $5.42
                                                                      -----       -----      ------        -----      -----
Income from investment operations:
Net investment income (loss)                                            .08         .05         .04          .03        .03
Net gains (losses) (both realized and unrealized)                       .18        1.07       (1.05)        (.91)      (.11)
                                                                      -----       -----      ------        -----      -----
Total from investment operations                                        .26        1.12       (1.01)        (.88)      (.08)
                                                                      -----       -----      ------        -----      -----
Less distributions:
Dividends from net investment income                                   (.08)       (.05)       (.04)        (.03)      (.02)
Distributions from realized gains                                        --          --          --         (.03)      (.01)
                                                                      -----       -----      ------        -----      -----
Total distributions                                                    (.08)       (.05)       (.04)        (.06)      (.03)
                                                                      -----       -----      ------        -----      -----
Net asset value, end of period                                        $4.57       $4.39      $ 3.32        $4.37      $5.31
                                                                      -----       -----      ------        -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $301        $398        $261         $187        $87
Ratio of expenses to average daily net assets(b),(c)                   .38%        .39%        .38%         .39%       .35%
Ratio of net investment income (loss) to average daily net assets     1.64%       1.37%       1.30%         .98%      1.05%
Portfolio turnover rate (excluding short-term securities)                6%          4%          9%          27%        82%
Total return                                                          5.90%      33.91%     (23.24%)     (16.55%)    (1.35%)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earning credits on cash balances.

(c) Ameriprise Financial waived/reimbursed the Fund for certain expenses. Had Ameriprise Financial not done so, the annual ratios of expenses for Class E would have been 0.56%, 0.44%, 0.59%, 0.72% and 0.73% for the years ended Jan. 31, 2005, 2004, 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
21p  --  RIVERSOURCE S&P 500 INDEX FUND  --  2005 PROSPECTUS

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/investments

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol
Class D: ADIDX    Class E:ADIEX

[RiverSource Investments Logo]

RiverSource Investments
200 Ameriprise Financial Center
Minneapolis, MN 55474

                                                             S-6434-99 K (10/05)

Prospectus                                    [RiverSource Investments Logo]

RiverSource(SM)
Small Company Index Fund

Prospectus April 1, 2005

Amended as of Oct. 3, 2005

>   RiverSource Small Company Index Fund (formerly AXP(R) Small Company Index
    Fund) seeks to provide shareholders with long-term capital appreciation.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You may qualify for sales charge discounts on purchases of Class A shares. Please notify your financial advisor or investment professional if you have other accounts holding shares of RiverSource funds to determine whether you qualify for a sales charge discount. See "Buying and Selling Shares" for more information.


             Not FDIC Insured o May Lose Value o No Bank Guarantee

Table of Contents

The Fund                                                            3p

Objective                                                           3p

Principal Investment Strategies                                     3p

Principal Risks                                                     4p

Past Performance                                                    5p

Fees and Expenses                                                   8p

Other Investment Strategies and Risks                               9p

Fund Management and Compensation                                   10p

Buying and Selling Shares                                          14p

Transactions Through Unaffiliated Financial Intermediaries         14p

Valuing Fund Shares                                                15p

Investment Options                                                 15p

Purchasing Shares                                                  17p

Sales Charges                                                      19p

Exchanging/Selling Shares                                          24p

Distributions and Taxes                                            28p

Dividends and Capital  Gain Distributions                          28p

Reinvestments                                                      28p

Taxes                                                              28p

Financial Highlights                                               29p

CORPORATE REORGANIZATION

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was spun off to shareholders of its parent corporation, American Express Company (American Express), and is now a separate public company, trading under the ticker symbol AMP. Ameriprise Financial provides administrative services to the Fund and is the parent company of the Fund's investment manager, RiverSource Investments, LLC; the Fund's distributor, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.); the Fund's transfer agent, RiverSource Service Corporation (formerly American Express Client Service Corporation); and the Fund's custodian, Ameriprise Trust Company (formerly American Express Trust Company). On Oct. 1, 2005, the Fund changed its name, such that it no longer is branded AXP(R). The Fund now bears the RiverSource(SM) brand. Ameriprise Financial and its subsidiaries are no longer affiliated with American Express.

--------------------------------------------------------------------------------
2p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

The Fund

OBJECTIVE

RiverSource Small Company Index Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this objective cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a diversified mutual fund that invests primarily in common stocks of small-capitalization companies that are expected to provide investment results that correspond to the performance of the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index or the Index). This Index is composed of approximately 600 companies located in the United States. These companies are chosen to be a part of the Index based upon their market size, liquidity and industry group representation. To be included in the Index, stock selections are also screened by Standard & Poor's Corporation for trading volume, share turnover, ownership concentration, share price and bid/ask spreads. The Index has above-average risk and may fluctuate more than the Standard & Poor's 500 Stock Price Index, which includes stock of larger, more established firms. The Fund is not managed according to traditional methods of active investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P SmallCap 600 Index. Although the Fund invests in common stocks of companies that comprise the S&P SmallCap 600 Index, it may not own all of the companies in the market index and it will not own all of the companies in the same proportion to their weightings in the market index.

The Fund's investment manager (RiverSource Investments, LLC) chooses investments by:

o Attempting to replicate the S&P SmallCap 600 Index by investing in a statistically selected sample of the stocks included in the Index.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

   o The security continues to be included in the S&P SmallCap 600 Index.

   o Corporate actions have affected the company's stock (such as corporate reorganizations, mergers, acquisitions, or other such factors).

   o A company's market weighting otherwise changes with respect to the Index.

   o Timing of cash flows in and out of the Fund require the investment manager to sell a security.

The investment manager may make frequent securities trades that could result in increased fees, expenses, and taxes.

"Standard & Poor's(R)," "S&P(R)," "S&P SmallCap 600," and "Standard & Poor's Small Capitalization Stock Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by affiliates of Ameriprise Financial, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
3p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Indexing Risk. The Fund is managed to an index and the Fund's performance therefore will rise and fall as the performance of the index rises and falls.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Small Company Risk. Investments in small capitalization companies often involve greater risks than investments in larger, more established companies because small capitalization companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. In addition, in many instances the securities of small capitalization companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tracking Error Risk. The Fund may not track the index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The investment manager purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the index.

In addition, the returns from a specific type of security (for example, small-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

--------------------------------------------------------------------------------
4p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

PAST PERFORMANCE

The following bar chart and table provide some illustration of the risks of investing in the Fund by showing, respectively:

o how the Fund's performance has varied for each full calendar year shown on the bar chart, and

o how the Fund's average annual total returns compare to recognized indexes shown on the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How the Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. Performance reflects any fee waivers/expense caps in effect for the periods reported. In the absence of such fee waivers/expense caps, performance would have been lower. See "Fees and Expenses" for any current fee waivers/expense caps.

Bar Chart. Class A share information is shown in the bar chart; the sales charge for Class A shares is not reflected in the bar chart.

Table. The table shows total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to the indexes shown for the same periods. For purposes of the performance calculation in the table we assumed:

o  the maximum sales charge for Class A shares,

o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o  no sales charge for Class Y shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other classes will vary. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on sale of Fund shares. The benefit of the tax loss (since it can be used to offset other gains) may result in a higher return.

--------------------------------------------------------------------------------
5p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

[BAR CHART]

                            CLASS A SHARE PERFORMANCE
                            (based on calendar years)

        +23.29%  -2.39%  +11.33%  +10.53%  +5.39%  -15.40%  +37.71%  +21.47%
          1997    1998     1999    2000     2001     2002     2003    2004

During the periods shown in the bar chart, the highest return for a calendar quarter was +20.22% (quarter ended Dec. 31, 2001) and the lowest return for a calendar quarter was -21.10% (quarter ended Sept. 30, 1998).

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The Fund's Class A year-to-date return at Dec. 31, 2004 was +21.47%.

--------------------------------------------------------------------------------
6p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Average Annual Total Returns (for periods ended Dec. 31, 2004)
                                                                                            Since
                                                              1 year         5 years      inception
RiverSource Small Company Index Fund:
   Class A
      Return before taxes                                     +14.49%        +9.21%      +10.32%(a)
      Return after taxes on distributions                     +13.49%        +8.16%       +9.24%(a)
      Return after taxes on distributions
      and sale of fund shares                                 +10.70%        +7.54%       +8.56%(a)
   Class B
      Return before taxes                                     +16.59%        +9.54%      +10.26%(a)
   Class Y
      Return before taxes                                     +21.78%        +10.72%     +11.27%(a)
S&P SmallCap 600 Index
(reflects no deduction for fees, expenses or taxes)           +22.65%       +11.60%      +12.46%(b)
Lipper Small-Cap Core Funds Index                             +18.37%        +9.06%      +10.83%(b)

(a) Inception date is Aug. 19, 1996.

(b) Measurement period started Sept. 1, 1996.

The Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

--------------------------------------------------------------------------------
7p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                           Class A   Class B   Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                        5.75%      none      none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)    none(b)     5%       none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:  Class A  Class B Class Y
Management fees                                0.36%    0.36%   0.36%
Distribution (12b-1) fees                      0.25%    1.00%   0.00%
Other expenses(c)                              0.32%    0.33%   0.40%
Total                                          0.93%    1.69%   0.76%
Fee waiver/expense reimbursement               0.04%    0.04%   0.04%
Net expenses(d)                                0.89%    1.65%   0.72%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory and, for Class Y shares, a shareholder service fee.

(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Jan. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.89% for Class A; 1.65% for Class B and 0.72% for Class Y.

--------------------------------------------------------------------------------
8p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years      5 years     10 years
Class A(a)                      $661         $851       $1,057       $1,653
Class B                         $668(b)      $929(b)    $1,115(b)    $1,797(c)
Class Y                         $ 74         $239       $  419       $  942

(a)  Includes a 5.75% sales charge.

(b)  Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                               1 year      3 years      5 years     10 years
Class A(a)                      $661         $851       $1,057       $1,653
Class B                         $168         $529       $  915       $1,797(b)
Class Y                         $ 74         $239       $  419       $  942

(a)  Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

OTHER INVESTMENT STRATEGIES AND RISKS

Other Investment Strategies. In addition to the principal investment strategies previously described, the Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Additionally, the Fund may use derivatives (financial instruments where the value depends upon, or is derived from, the value of something else) such as futures, options and forward contracts, to produce incremental earnings, to hedge existing positions or to increase flexibility. Just as with securities in which the Fund invests directly, derivatives are subject to a number of risks, including market, liquidity, interest rate and credit risk. In addition, a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the Fund using derivatives. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio managers are not required to use derivatives. For more information on strategies and holdings, and the risks of such strategies, including other derivative instruments that the Fund may use, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.

--------------------------------------------------------------------------------
9p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Portfolio Turnover. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups paid to broker-dealers that the Fund pays when it buys and sells securities. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, is shown in the "Financial Highlights."

Securities Transaction Commissions. Securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities for the Fund in pursuit of its objective. A description of the policies governing the Fund's securities transactions and the dollar value of brokerage commissions paid by the Fund are set forth in the SAI. The brokerage commissions set forth in the SAI do not include implied commissions or mark-ups (implied commissions) paid by the Fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the Fund's purchase and sale transactions may cause the market to move and change the market price for an investment.

Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.

Directed Brokerage. The Fund's Board of Directors (Board) has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the Fund as a factor in the selection of broker-dealers through which to execute securities transactions.

Additional information regarding securities transactions can be found in the SAI.

FUND MANAGEMENT AND COMPENSATION

Investment Manager

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, institutional trust and custody, and employee benefit plan administration, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.

--------------------------------------------------------------------------------
10p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

The Fund pays RiverSource Investments a fee for managing its assets. Under the Investment Management Services Agreement (Agreement), the fee for the most recent fiscal year was 0.36% of the Fund's average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement is available in the Fund's most recent shareholder report.

Portfolio Manager(s). The portfolio manager responsible for the day-to-day management of the Fund is:

David Factor, CFA, Portfolio Manager

o  Managed the Fund since 2001.

o Joined RiverSource Investments (previously American Express Financial Corporation) in 1990.

o  Began investment career in 1996, becoming a quantitative analyst in 1999.

o  BSB, University of Minnesota.

The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Fund.

Additional Services and Compensation

As described above, RiverSource Investments receives compensation for acting as the Fund's investment manager. RiverSource Investments and its affiliates also receive compensation for providing other services to the Fund.

Administration Services. Ameriprise Financial, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services to all but a limited number of the RiverSource funds, for which U.S. Bank National Association provides custody services. In addition, Ameriprise Trust Company is paid for certain transaction fees and out-of-pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."

Distribution Services. Ameriprise Financial Services, Inc., 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or Ameriprise Financial Services), provides underwriting and distribution services to the RiverSource funds. Under the Distribution Agreement and related distribution and shareholder servicing plan(s), the distributor receives distribution and shareholder servicing fees. The distributor pays a portion of these fees to financial advisors and retains a portion of these fees to support its distribution and shareholder servicing activity. For third party sales, the distributor re-allows a portion of these fees to the financial intermediaries that sell Fund shares and provide services to shareholders, and retains a portion of these fees to support its distribution and shareholder servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth

--------------------------------------------------------------------------------
11p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS
under "Investment Options" and in the SAI. The distributor also administers any sales charges paid by an investor at the time of purchase or at the time of sale (deferred sales charge). See "Shareholder Fees (fees paid directly from your investment)" under "Fees and Expenses" for the scheduled sales charge of each share class. See "Buying and Selling Shares" for variations in the scheduled sales charges, and for how these sales charges are used by the distributor.
See "Other Investment Strategies and Risks" for Fund policy regarding directed brokerage.

Transfer Agency Services. RiverSource Service Corporation, 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource funds. The RiverSource funds pay the transfer agent a fee, which varies by share class, as set forth in the SAI and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource funds are primarily sold through Ameriprise Financial Services which is allocated a portion of these fees for providing services to Fund shareholders. RiverSource Service Corporation may also pay a portion of these fees to other financial intermediaries that provide sub-recordkeeping and other services to Fund shareholders.

The SAI provides additional information about the services provided and the fee schedules for the agreements set forth above.

Payments to Financial Intermediaries

RiverSource Investments and its affiliates may make additional cash payments out of their own resources to financial intermediaries, such as broker-dealers, banks, qualified plan administrators and recordkeepers, or other institutions, including inter-company allocation of resources to affiliated broker-dealers such as Ameriprise Financial Services (financial intermediaries) in connection with the sale of shares of the Fund and/or the provision of services to the Fund or its shareholders. These payments may create an incentive for the financial intermediary, its employees or registered representatives to recommend or sell shares of the Fund to its customers. These payments and inter-company allocations are in addition to any 12b-1 distribution and/or shareholder service fees or other amounts paid by the Fund under distribution or shareholder servicing plans, or paid by the Fund for shareholder account maintenance, sub-accounting or recordkeeping services provided directly by the financial intermediary providing such services. In exchange for these payments and inter-company allocations, RiverSource Investments and its affiliates may receive preferred access to registered representatives of a financial intermediary (for example, the ability to make presentations in branch offices or at conferences) or preferred access to customers of the financial intermediary (for example, the ability to advertise or directly interact with the financial intermediary's customers in order to sell the Fund). These arrangements are sometimes referred to as "revenue sharing payments." In some cases, these arrangements may create an incentive for a financial intermediary or its representatives to recommend or sell shares of a fund and may create a conflict of interest between a financial intermediary's financial interest and its duties to its customers. Please contact the financial intermediary through which you are purchasing shares of the Fund for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Fund.

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12p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

These payments and inter-company allocations are usually calculated based on a percentage of fund sales, and/or as a percentage of fund assets attributable to a particular financial intermediary. These payments may also be negotiated based on other criteria or factors including, but not limited to, the financial intermediary's affiliation with the investment manager, its reputation in the industry, its ability to attract and retain assets, its access to target markets, its customer relationships and the scope and quality of services it provides. The amount of payment or inter-company allocation may vary by financial intermediary and by type of sale (e.g., purchases of different share classes or purchases of the Fund through a qualified plan or through a wrap program), and may be significant.

From time to time, RiverSource Investments and its affiliates may make other payments, including non-cash compensation, to financial intermediaries or their representatives in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject.

Additional Management Information

Manager of Manager Exemption. The Fund operates under an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

Fund Holdings Disclosure. The Fund's Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

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13p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Buying and Selling Shares

TRANSACTIONS THROUGH UNAFFILIATED FINANCIAL INTERMEDIARIES

Where authorized by the distributor, shares of the Fund may be available through certain 401(k) or other qualified plans, banks, broker-dealers or other institutions (financial intermediaries). These financial intermediaries may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries or their representatives through whom shares are held. Since the Fund may not have a record of your transactions, you should always contact the financial intermediary through whom you purchased the Fund to make changes to or give instructions concerning your account or to obtain information about your account. The Fund and the distributor are not responsible for the failure of one of these financial intermediaries to carry out its obligations to its customers.

Availability and Transferability of Fund Shares. Please consult your investment professional or financial intermediary to determine availability of the Fund. Currently, RiverSource funds may be purchased or sold through affiliated broker-dealers of RiverSource Investments, including Ameriprise Financial Services and Securities America, Inc. (Securities America), and through a limited number of unaffiliated institutions. If you set up an account at another financial intermediary, you will not be able to transfer RiverSource fund holdings to that account unless that institution has obtained a selling agreement with the distributor of the RiverSource funds. If you set up an account with an unaffiliated financial intermediary that does not have, and is unable to obtain, such a selling agreement, you must either maintain your position with Ameriprise Financial Services or Securities America, find another financial intermediary with such a selling agreement, or sell your shares, paying any applicable deferred sales charge. Please be aware that transactions in taxable accounts would generate a taxable event and may result in an increased income tax liability.

For more information, please call RiverSource Service Corporation at (888) 791-3380.

The public offering price for Class A shares of the Fund is the net asset value
(NAV) plus a sales charge, and for Class B and Y shares, the NAV. Orders in good form are priced at the NAV next determined after you place your order. Good form or good order means that your instructions have been received in the form required by the distributor. This may include, for example, providing the fund name and account number, the amount of the transaction and all required signatures. For more information, refer to the sections on "Purchasing Shares" and "Exchanging/Selling Shares," or contact your financial advisor or investment professional. If you buy or sell shares through an authorized financial intermediary, consult that firm to determine its procedures for accepting and processing orders. The financial intermediary may charge a fee for its services.

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14p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

VALUING FUND SHARES

The NAV is the value of a single share of the Fund. The NAV is determined by dividing the value of the Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The Fund's securities are valued primarily on the basis of market quotations obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.

When reliable market quotations are not readily available, securities are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of a security held by the Fund is materially affected by events that occur after the close of the primary market on which the security is traded but prior to the time as of which the Fund's NAV is determined. Valuing securities at fair value involves reliance on judgment. The fair value of a security is likely to differ from any available quoted or published price. To the extent that the Fund has significant holdings of small cap stocks that may trade infrequently, fair valuation may be used more frequently than for other funds.

Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares.

INVESTMENT OPTIONS

1. Class A shares are sold to the public with a sales charge at the time of purchase and an annual distribution and shareholder servicing (12b-1) fee of 0.25%.

2. Class B shares are sold to the public with a contingent deferred sales charge
   (CDSC) and an annual distribution and shareholder servicing (12b-1) fee of 1.00%.

3. Class Y shares are sold to qualifying institutional investors without a sales charge or distribution fee, but with a separate shareholder servicing fee of 0.10%. Please see the SAI for information on eligibility requirements to purchase Class Y shares.

The distribution and shareholder servicing fees for Class A and Class B shares are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing the Fund's shares and providing services to Fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial intermediaries that sell shares of the Fund. Financial intermediaries receive shareholder servicing fees equal to 0.25% of the average daily net assets of Class A and Class B shares sold and held through them. For Class A and Class B shares, the distributor begins to pay these fees immediately after purchase. For Class B shares, the Fund's distributor retains the 0.75% distribution fee in order to finance the payment of sales commissions to financial intermediaries that sell Class B shares, and to pay for other distribution related expenses. Financial intermediaries may compensate their financial advisors and investment professionals with the shareholder servicing and distribution fees paid to them by the distributor.

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15p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

The shareholder servicing fees for Class Y shares are used to reimburse the distributor for providing services and assistance to shareholders regarding ownership of their shares or their accounts.

Investment options summary

Class A
Maximum sales charge of 5.75%
Initial sales charge waived or reduced for certain purchases
Annual distributions fee of 0.25% of average daily net assets*
Lower annual expenses than Class B shares

Class B
No initial sales charge
CDSC on shares sold in the first six years (maximum of 5% in first year, reduced to 0% after year six)
CDSC waived in certain circumstances
Shares convert to Class A in ninth year of ownership
Annual distribution fee of 1.00% of average daily net assets*
Higher annual expenses than Class A shares

Class Y
No initial sales charge
No annual distribution fee
Service fee of 0.10% of average daily net assets
Available only to certain qualifying institutional investors

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of Class A and Class B shares. The Fund has also adopted a separate shareholder servicing plan to pay for servicing-related expenses related to Class Y shares. Because these fees are paid out of the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.

Should you purchase Class A or Class B shares?

If your investments in RiverSource funds total $100,000 or more, Class A shares may be the better option because the sales charge is reduced for larger purchases. If you qualify for a waiver of the sales charge, Class A shares will be the best option.

If you invest less than $100,000, consider how long you plan to hold your shares. Class B shares have a higher annual distribution fee than Class A shares and a CDSC for six years.

Class B shares convert to Class A shares in the ninth year of ownership. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportions as the other Class B shares. To help you determine which investment is best for you, consult your financial advisor or investment professional.

For more information, see the SAI.

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16p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

PURCHASING SHARES

Financial intermediaries are required by law to obtain certain personal information from each person who opens an account in order to verify the identity of the person. As a result, when you open an account you will be asked to provide your name, permanent street address, date of birth, and Social Security or Employer Identification number. You may also be asked for other identifying documents or information. If you do not provide this information, the Fund, or the financial intermediary through which you are investing in the Fund, may not be able to open an account for you. If the Fund or if the financial intermediary through which you are investing in the Fund is unable to verify your identity, your account may be closed, or other steps may be taken, as deemed appropriate.

To purchase shares with a financial intermediary other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds and how you can purchase Fund shares from Ameriprise Financial Services.

If you do not have an existing RiverSource fund account with Ameriprise Financial Services, you will need to establish a brokerage account. Your financial advisor or investment professional will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o  a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o  criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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17p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

How to determine the correct TIN

For this type of account:          Use the Social Security or Employer
                                   Identification number of:
---------------------------------- ---------------------------------------------
Individual or joint account        The individual or one of the owners listed
                                   on the joint account
---------------------------------- ---------------------------------------------
Custodian account of a minor       The minor
(Uniform Gifts/Transfers to
Minors Act)
---------------------------------- ---------------------------------------------
A revocable living trust           The grantor-trustee (the person who puts
                                   the money into the trust)
---------------------------------- ---------------------------------------------
An irrevocable trust, pension      The legal entity (not the personal
trust or estate                    representative or trustee, unless no legal
                                   entity is designated in the account title)
---------------------------------- ---------------------------------------------
Sole proprietorship or             The owner
single-owner LLC
---------------------------------- ---------------------------------------------
Partnership or multi-member LLC    The partnership
---------------------------------- ---------------------------------------------
Corporate or LLC electing          The corporation
corporate status on Form 8832
---------------------------------- ---------------------------------------------
Association, club or tax-exempt    The organization
organization
---------------------------------- ---------------------------------------------

For details on TIN requirements, contact your financial advisor or investment professional to obtain a copy of Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at www.irs.gov.

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $500**
Account balances:                   $300
Qualified account balances:         none

If your Fund account balance falls below $300 for any reason, including a market decline, you will be asked to increase it to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares may be automatically redeemed and the proceeds mailed to you.

  *  $1,000 for tax qualified accounts.

 ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account.

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18p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

By scheduled investment plan

Minimum amounts
Initial investment:                 $2,000*
Additional investments:             $100**
Account balances:                   none (on a scheduled investment plan with
                                    monthly payments)

If your Fund account balance is below $2,000, you must make payments at least monthly.

  *  $100 for accounts outside of a brokerage account.

 ** $50 minimum per payment for qualified accounts outside of a brokerage account.

By wire or electronic funds transfer

Please contact your financial advisor or investment professional for specific instructions.

Minimum wire purchase amount: $1,000 or new account minimum, as applicable.

By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

SALES CHARGES

Class A -- initial sales charge alternative

Your purchase price for Class A shares is generally the NAV plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The distributor receives the sales charge and re-allows a portion of the sales charge to the financial intermediary through which you purchased the shares. The distributor retains the balance of the sales charge. Sales charge* for Class A shares:

                                      As a % of                  As a % of             Maximum re-allowance
Total market value                 purchase price **        net amount invested      as a % of purchase price
Up to $49,999                           5.75%                      6.10%                       5.00%
$50,000-$99,999                         4.75                       4.99                        4.00
$100,000-$249,999                       3.50                       3.63                        3.00
$250,000-$499,999                       2.50                       2.56                        2.15
$500,000-$999,999                       2.00                       2.04                        1.75
$1,000,000 or more***                   0.00                       0.00                        0.00

  * Because of rounding in the calculation of the offering price, the portion of the sales charge retained by the distributor may vary and the actual sales charge you pay may be more or less than the sales charge calculated using these percentages.

 **  Offering price includes the sales charge.

*** Although there is no sales charge for purchases with a total market value over $1,000,000, and therefore no re-allowance, the distributor may pay a sales commission to a financial intermediary making a sale with a total market value of $1,000,000 to $3,000,000, a sales commission up to 1.00%; $3,000,000 to $10,000,000, a sales commission up to 0.50%; and $10,000,000 or more, a sales commission up to 0.25%.

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19p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Rights of Accumulation

You may be able to reduce the sales charge on Class A shares, based on the combined market value of your accounts.

The current market values of the following investments are eligible to be added together for purposes of determining the sales charge on your purchase:

o  Your current investment in this Fund, and

o Previous investments you and members of your primary household group have made in Class A or Class B shares in this and other RiverSource funds, provided your investment was subject to a sales charge.

   o Your primary household group consists of you, your spouse or domestic partner, and your unmarried children under age 21 sharing a mailing address. For purposes of this policy a domestic partner is an individual who shares your primary residence and with whom you own joint property. If you or any member of your primary household group elects to separate from the primary household group (for example, by asking that account statements be sent to separate addresses), your assets will no longer be combined for purposes of reducing your sales charge.

The following accounts are eligible to be included in determining the sales charge on your purchase:

o  Individual or joint accounts held outside of a brokerage account;

o  Individual or joint accounts held through a brokerage account;

o Roth and traditional IRAs, SEPs, SIMPLEs and TSCAs, provided they are invested in Class A or Class B shares that are subject to a sales charge;

o UGMA/UTMA accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

o Revocable trust accounts for which you or a member of your primary household group, individually, is the beneficiary;

o Accounts held in the name of your, your spouse's, or your domestic partner's sole proprietorship or single owner limited liability company or S corporation; and

o Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan.

The following accounts are not eligible to be included in determining the sales charge on your purchase:

o Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

o Investments in Class A shares where the sales charge is waived, for example, purchases through wrap accounts, including Ameriprise Strategic Portfolio Service Advantage (SPS);

o  Investments in Class D, Class E, or Class Y shares;

o Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, wrap accounts or managed separate accounts; and

o  Charitable and irrevocable trust accounts.

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20p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

If you purchase RiverSource fund shares through different channels or different financial intermediaries, and you want to include those assets toward a reduced sales charge, you must inform Ameriprise Financial Services and/or your financial advisor or investment professional in writing about the other accounts when placing your purchase order. When placing your purchase order, you must provide your most recent account statement and contact information regarding the other accounts. A financial intermediary other than Ameriprise Financial Services may require additional information.

Unless you provide Ameriprise Financial Services, your financial advisor or your investment professional with information about all of the accounts that may count toward a sales charge reduction, there can be no assurance that you will receive all of the reductions for which you may be eligible.

For more information on rights of accumulation, please see the SAI.

Letter of Intent (LOI)

Generally, if you intend to invest $50,000 or more over a period of 13 months, you may be able to reduce the front-end sales charges for investments in Class A shares by completing and filing a LOI form. The LOI becomes effective only after the form is processed in good order by the distributor. An LOI can be backdated up to a maximum of 90 days. If the LOI is backdated, you may include prior investments in Class A shares that were charged a front-end sales load toward the LOI commitment amount. If the LOI is backdated, the 13 month period begins on the date of the earliest purchase included in the LOI.

Holdings More than 90 Days Old. Purchases made more than 90 days before your LOI is processed by the distributor will not be counted towards the commitment amount of the LOI and cannot be used as the starting point for the LOI. While these purchases cannot be included in an LOI, they may help you obtain a reduced sales charge on future purchases as described in "Rights of Accumulation."

Notification Obligation. If purchasing shares in a brokerage account or through a financial intermediary, you must request the reduced sales charge when you buy shares. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

For more details on LOIs, please contact your financial advisor, investment professional or see the SAI.

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21p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Waivers of the sales charge for Class A shares

Sales charges do not apply to:

o current or retired Board members, officers or employees of the Fund or Ameriprise Financial or its subsidiaries, their spouses or domestic partners, children and parents.

o current or retired Ameriprise Financial Services financial advisors, employees of financial advisors, their spouses or domestic partners, children and parents.

o portfolio managers employed by subadvisers of the RiverSource funds, including their spouses or domestic partners, children and parents.

o registered representatives and other employees of financial intermediaries having a sub-distribution agreement with the distributor, including their spouses, domestic partners, children and parents.

o qualified employee benefit plans offering participants daily access to RiverSource funds. Eligibility must be determined in advance. For assistance, please contact your financial advisor or investment professional. Participants in certain qualified plans where the initial sales charge is waived may be subject to a deferred sales charge of up to 4%.

o shareholders who have at least $1 million in RiverSource funds. If the investment is sold within one year after purchase, a CDSC of 1% may be charged.

o direct rollovers from Ameriprise Retirement Services, provided that the rollover involves a transfer of Class Y shares in this Fund to Class A shares in this Fund.

o  purchases made:

   o with dividend or capital gain distributions from this Fund or from the same class of another RiverSource fund,

   o through or under a wrap fee product or other investment product sponsored by the distributor or another authorized broker-dealer, investment advisor, bank or investment professional,

   o within a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company,

   o through American Express Personal Trust Services' Asset-Based pricing alternative, provided by American Express Bank, FSB.

o shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

Policies related to reducing or waiving the sales charge may be modified or withdrawn at any time.

Unless you provide Ameriprise Financial Services or your financial advisor with information about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible.

You also may view this information about sales charges and breakpoints free of charge on the Fund's website. Go to www.riversource.com/investments and click on the hyperlink "Sales Charge Discount Information."

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22p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Class B -- CDSC alternative

A CDSC is based on the sale amount and the number of years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline:

If the sale is made during the:                 The CDSC percentage rate is:*
First year                                                   5%
Second year                                                  4%
Third year                                                   4%
Fourth year                                                  3%
Fifth year                                                   2%
Sixth year                                                   1%
Seventh year                                                 0%

* Because of rounding in the calculation, the portion of the CDSC retained by the distributor may vary and the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Although there is no front-end sales charge when you buy Class B shares, the distributor pays a sales commission of 4% to financial intermediaries that sell Class B shares. A portion of this commission may, in turn, be paid to your financial advisor. The distributor receives any CDSC imposed when you sell your Class B shares.

Purchases made prior to May 21, 2005 age on a calendar year basis. Purchases made beginning May 21, 2005 age on a daily basis. For example, a purchase made on Nov. 12, 2004 will complete its first year on Dec. 31, 2004 under calendar year aging. However, a purchase made on Nov. 12, 2005 will complete its first year on Nov. 11, 2006 under daily aging.

For Class B shares purchased prior to May 21, 2005, those shares will convert to Class A shares in the ninth calendar year of ownership. For Class B shares purchased beginning May 21, 2005, those shares will convert to Class A shares one month after the completion of the eighth year of ownership.

If the amount you are selling causes the value of your investment in Class B shares to fall below the cost of the shares you have purchased during the last six years including the current year, the CDSC is based on the lower of the cost of those shares purchased or market value.

Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 3 1/2 years, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 3% because the sale was made during the fourth year after the purchase.

Because the CDSC is imposed only on sales that reduce your total purchase payments, you do not have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains. In addition, the CDSC rate on your sale will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.

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23p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

The CDSC on Class B shares will be waived on sales of shares:

o  in the event of the shareholder's death,

o  held in trust for an employee benefit plan, or

o held in IRAs or certain qualified plans if Ameriprise Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

   o at least 59 1/2 years old AND

   o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR

   o selling under an approved substantially equal periodic payment arrangement.

EXCHANGING/SELLING SHARES

To sell or exchange shares held with financial intermediaries other than Ameriprise Financial Services, please consult your financial intermediary. See "Transactions Through Unaffiliated Financial Intermediaries" for more information. The following section explains policies of the RiverSource funds on how you can exchange or sell shares held with Ameriprise Financial Services.

Exchanges

You may exchange your Fund shares at no charge for shares of the same class of any other publicly offered RiverSource fund. Exchanges into RiverSource Tax-Exempt Money Market Fund may only be made from Class A shares. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after your transaction request is received in good order.

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a fund's performance by preventing the investment manager from fully investing the assets of the fund, diluting the value of shares held by long-term shareholders, or increasing the fund's transaction costs.

Funds that invest in securities which trade infrequently may be vulnerable to market timers who seek to take advantage of inefficiencies in the securities markets. To the extent that the Fund has significant holdings of small cap stocks, the risks of market timing may be greater for the Fund than for other funds. See "Principal Investment Strategies" for a discussion of the kinds of securities in which the Fund invests. See "Valuing Fund Shares" for a discussion of the Fund's policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing.

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24p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

The Fund's Board has adopted a policy that is designed to detect and deter market timing. The Fund seeks to enforce this policy as follows:

o The Fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the Fund's procedures, there is no set number of transactions in the Fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the Fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the Fund in any 90-day period. Accounts held by a retirement plan or an institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit. The Fund seeks the assistance of financial intermediaries in applying similar restrictions on the sub-accounts of their participants or clients.

o If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the Fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including purchases or exchanges accepted by a financial intermediary. The Fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

o Although the Fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The Fund receives purchase and sale orders through financial intermediaries where market timing activity may not always be successfully detected.

Other exchange policies:

o  Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o  Once we receive your exchange request, you cannot cancel it.

o  Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

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25p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Repurchases. You can change your mind after requesting a sale and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class A, you will purchase the new shares at NAV rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this waiver, you must send a written request within 90 days of the date your sale request was processed and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: Payments sent by a bank authorization, check or money order that are not guaranteed may take up to ten days to clear. This may cause your scheduled arrangement or unscheduled request to fail to process if the requested amount includes unguaranteed funds.

Ways to request an exchange or sale of shares

By regular or express mail

Ameriprise Financial Services
70200 Ameriprise Financial Center
Minneapolis, MN 55474

Include in your letter:

o  your account number

o  the name of the fund(s)

o  the class of shares to be exchanged or sold

o  your Social Security number or Employer Identification number

o  the dollar amount or number of shares you want to exchange or sell

o  specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor or Ameriprise Financial Services for more information.)

o  any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

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26p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

By telephone

(800) 297-7378 for brokerage accounts

(800) 967-4377 for wrap accounts

(800) 862-7919 for non-brokerage/wrap accounts

o Reasonable procedures will be used to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o  Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:          $100

Maximum sale amount:          $100,000

By wire

You can wire money from your account to your bank account. Contact your financial advisor or Ameriprise Financial Services at the above numbers for additional information.

o  Minimum amount: $1,000

o  Pre-authorization is required.

o  A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o  Minimum payment: $100*

o Contact your financial advisor or Ameriprise Financial Services to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a non-brokerage/wrap account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time for anyshareholder without prior notice as deemed necessary and in the best interests of the Fund.

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27p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund's net investment income is distributed to you as dividends. Dividends may be composed of qualifying dividend income, which is eligible for preferential tax rates under current tax law, as well as other ordinary dividend income, which may include non-qualifying dividends, interest income and short-term capital gains. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions in cash, or

o you direct the Fund to invest your distributions in the same class of any publicly offered RiverSource fund for which you have previously opened an account.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES

Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you buy shares shortly before the record date of a distribution, you may pay taxes on money earned by the Fund before you were a shareholder. You will pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which may be taxable.

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

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28p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

You may not create a tax loss, based on paying a sales charge, by exchanging shares within 91 days of purchase. If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased. For more information, see the SAI.

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Financial Highlights

The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request.

Class A
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                          2005         2004         2003         2002         2001
Net asset value, beginning of period                                 $7.55        $5.14       $ 6.35        $6.50        $6.30
                                                                     -----        -----       ------        -----        -----
Income from investment operations:
Net investment income (loss)                                            --           --           --         (.01)          --
Net gains (losses) (both realized and unrealized)                     1.17         2.41        (1.21)         .13         1.07
                                                                     -----        -----       ------        -----        -----
Total from investment operations                                      1.17         2.41        (1.21)         .12         1.07
                                                                     -----        -----       ------        -----        -----
Less distributions:
Distributions from realized gains                                     (.51)          --           --         (.27)        (.87)
                                                                     -----        -----       ------        -----        -----
Net asset value, end of period                                       $8.21        $7.55       $ 5.14        $6.35        $6.50
                                                                     -----        -----       ------        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $844         $792         $583         $705         $668
Ratio of expenses to average daily net assets(b)                      .91%         .96%         .98%         .96%         .87%
Ratio of net investment income (loss) to average daily net assets     .24%        (.04%)       (.13%)       (.12%)       (.08%)
Portfolio turnover rate (excluding short-term securities)              12%          10%          16%          20%          44%
Total return(c)                                                     15.42%       46.89%      (19.06%)       1.98%       18.79%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

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29p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Class B
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                          2005         2004         2003         2002         2001
Net asset value, beginning of period                                 $7.07        $4.85       $ 6.04        $6.25        $6.13
                                                                     -----        -----       ------        -----        -----
Income from investment operations:
Net investment income (loss)                                          (.01)        (.05)        (.04)        (.05)        (.05)
Net gains (losses) (both realized and unrealized)                     1.04         2.27        (1.15)         .11         1.04
                                                                     -----        -----       ------        -----        -----
Total from investment operations                                      1.03         2.22        (1.19)         .06          .99
                                                                     -----        -----       ------        -----        -----
Less distributions:
Distributions from realized gains                                     (.51)          --           --         (.27)        (.87)
                                                                     -----        -----       ------        -----        -----
Net asset value, end of period                                       $7.59        $7.07       $ 4.85        $6.04        $6.25
                                                                     -----        -----       ------        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $434         $482         $370         $455         $436
Ratio of expenses to average daily net assets(b)                     1.67%        1.73%        1.75%        1.72%        1.63%
Ratio of net investment income (loss) to average daily net assets    (.53%)       (.81%)       (.90%)       (.88%)       (.84%)
Portfolio turnover rate (excluding short-term securities)              12%          10%          16%          20%          44%
Total return(c)                                                     14.48%       45.77%      (19.70%)       1.09%       18.01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
30p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

Class Y
Per share income and capital changes(a)
Fiscal period ended Jan. 31,                                          2005         2004         2003         2002         2001
Net asset value, beginning of period                                 $7.63        $5.19       $ 6.40        $6.54        $6.32
                                                                     -----        -----       ------        -----        -----
Income from investment operations:
Net investment income (loss)                                            --          .01           --           --          .01
Net gains (losses) (both realized and unrealized)                     1.20         2.43        (1.21)         .13         1.08
                                                                     -----        -----       ------        -----        -----
Total from investment operations                                      1.20         2.44        (1.21)         .13         1.09
                                                                     -----        -----       ------        -----        -----
Less distributions:
Distributions from realized gains                                     (.51)       --           --            (.27)        (.87)
                                                                     -----        -----       ------        -----        -----
Net asset value, end of period                                       $8.32        $7.63       $ 5.19        $6.40        $6.54
                                                                     -----        -----       ------        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                                $20          $15          $10           $8           $8
Ratio of expenses to average daily net assets(b)                      .74%         .79%         .82%         .79%         .71%
Ratio of net investment income (loss) to average daily net assets     .42%         .13%         .04%         .05%         .09%
Portfolio turnover rate (excluding short-term securities)              12%          10%          16%          20%          44%
Total return(c)                                                     15.65%       47.01%      (18.91%)       2.12%       19.04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

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31p   ---   RIVERSOURCE SMALL COMPANY INDEX FUND   -- 2005 PROSPECTUS

This Fund, along with the other RiverSource funds, is distributed by Ameriprise Financial Services, Inc. and can be purchased from Ameriprise Financial Services or from a limited number of other authorized financial intermediaries. The Fund can be found under the "RiverSource" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's SAI, and annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its most recent fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report, or the semiannual report, or to request other information about the Fund or make a shareholder inquiry, contact your financial advisor, investment professional or Ameriprise Financial Services.

Ameriprise Financial Services
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919 TTY: (800) 846-4852

RiverSource Investments Website address:
riversource.com/investments

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-5897

Ticker Symbol
Class A: ISIAX    Class B:ISIBX
Class Y: ISCYX

[RiverSource Investments Logo]

RiverSource Investments
200 Ameriprise Financial Center
Minneapolis, MN 55474

                                                             S-6357-99 P (10/05)